UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Balanced Fund
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2022
Eaton Vance
Balanced Fund

Eaton Vance
Balanced Fund
June 30, 2022
Performance

Portfolio Manager(s) Charles B. Gaffney, Vishal Khanduja, CFA and Brian S. Ellis, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/01/1932	04/01/1932	(15.71)%	(11.32)%	6.92%	8.32%
Class A with 5.25% Maximum Sales Charge	—	—	(20.16)	(15.96)	5.77	7.74
Class C at NAV	11/02/1993	04/01/1932	(15.98)	(11.94)	6.11	7.67
Class C with 1% Maximum Sales Charge	—	—	(16.82)	(12.76)	6.11	7.67
Class I at NAV	09/28/2012	04/01/1932	(15.52)	(11.09)	7.20	8.59
Class R at NAV	05/02/2016	04/01/1932	(15.80)	(11.57)	6.65	8.16
Class R6 at NAV	05/02/2016	04/01/1932	(15.57)	(11.05)	7.23	8.62

S&P 500® Index	—	—	(19.96)%	(10.62)%	11.30%	12.95%
Bloomberg U.S. Aggregate Bond Index	—	—	(10.35)	(10.29)	0.88	1.54
Blended Index	—	—	(16.11)	(10.24)	7.37	8.49
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R	Class R6
	0.95%	1.70%	0.70%	1.20%	0.66%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Balanced Fund
June 30, 2022
Fund Profile*

Asset Allocation (% of total investments)
*	Fund invests in one or more affiliated investment companies (Portfolios). References to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.
Equity Investments Sector Allocation (% of total investments)
Fixed-Income Allocation (% of total investments)

3

Eaton Vance
Balanced Fund
June 30, 2022
Endnotes and Additional Disclosures

[1]	S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Blended Index consists of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Balanced Fund
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 842.90	$4.39	0.96%
Class C	$1,000.00	$ 840.20	$7.80	1.71%
Class I	$1,000.00	$ 844.80	$3.25	0.71%
Class R	$1,000.00	$ 842.00	$5.53	1.21%
Class R6	$1,000.00	$ 844.30	$3.06	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.03	$4.81	0.96%
Class C	$1,000.00	$1,016.32	$8.55	1.71%
Class I	$1,000.00	$1,021.27	$3.56	0.71%
Class R	$1,000.00	$1,018.79	$6.06	1.21%
Class R6	$1,000.00	$1,021.47	$3.36	0.67%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. The Example reflects the expenses of both the Fund and the Portfolios.
5

Eaton Vance
Balanced Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investment in Core Bond Portfolio, at value (identified cost, $415,002,506)	$ 374,859,957
Investment in Stock Portfolio, at value (identified cost, $397,003,142)	515,353,714
Receivable for Fund shares sold	609,755
Total assets	$890,823,426
Liabilities
Payable for Fund shares redeemed	$ 1,157,799
Payable to affiliates:
Administration fee	29,854
Distribution and service fees	251,872
Trustees' fees	125
Accrued expenses	186,035
Total liabilities	$ 1,625,685
Net Assets	$889,197,741
Sources of Net Assets
Paid-in capital	$ 754,407,638
Distributable earnings	134,790,103
Net Assets	$889,197,741
Class A Shares
Net Assets	$ 363,818,306
Shares Outstanding	37,737,883
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.64
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 10.17
Class C Shares
Net Assets	$ 202,517,211
Shares Outstanding	20,903,760
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.69
Class I Shares
Net Assets	$ 305,104,612
Shares Outstanding	31,631,712
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.65
Class R Shares
Net Assets	$ 13,463,224
Shares Outstanding	1,402,311
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.60
6
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2022
Class R6 Shares
Net Assets	$4,294,388
Shares Outstanding	445,151
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.65
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income allocated from Portfolios (net of foreign taxes withheld of $6,461)	$ 4,475,903
Interest income allocated from Portfolios (net of foreign taxes withheld of $1,187)	4,981,345
Expenses allocated from Portfolios	(2,892,477)
Total investment income from Portfolios	$ 6,564,771
Expenses
Administration fee	$ 197,272
Distribution and service fees:
Class A	503,013
Class C	1,137,420
Class R	36,206
Trustees’ fees and expenses	250
Custodian fee	30,140
Transfer and dividend disbursing agent fees	316,687
Legal and accounting services	24,144
Printing and postage	42,616
Registration fees	45,406
Miscellaneous	9,150
Total expenses	$ 2,342,304
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ (3,261)
Total expense reductions	$ (3,261)
Net expenses	$ 2,345,565
Net investment income	$ 4,219,206
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss):
Investment transactions	$ 7,486,985
Futures contracts	(1,775,463)
Foreign currency transactions	(1,030)
Net realized gain	$ 5,710,492
Change in unrealized appreciation (depreciation):
Investments	$ (183,775,224)
Futures contracts	(175,508)
Foreign currency	(6,676)
Net change in unrealized appreciation (depreciation)	$(183,957,408)
Net realized and unrealized loss	$(178,246,916)
Net decrease in net assets from operations	$(174,027,710)
8
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,219,206	$ 7,539,421
Net realized gain	5,710,492	113,049,941 (1)
Net change in unrealized appreciation (depreciation)	(183,957,408)	27,978,321
Net increase (decrease) in net assets from operations	$ (174,027,710)	$ 148,567,683
Distributions to shareholders:
Class A	$ (2,136,073)	$ (34,488,656)
Class C	(314,731)	(18,132,108)
Class I	(2,284,955)	(32,432,173)
Class R	(60,601)	(1,117,168)
Class R6	(32,703)	(5,018,451)
Total distributions to shareholders	$ (4,829,063)	$ (91,188,556)
Transactions in shares of beneficial interest:
Class A	$ (13,157,873)	$ 36,091,509
Class C	(15,205,007)	(3,270,357)
Class I	(41,654,239)	(9,824,338)
Class R	463,827	6,272,222
Class R6	(4,200)	(52,360,733)
Net decrease in net assets from Fund share transactions	$ (69,557,492)	$ (23,091,697)
Other capital:
Portfolio transaction fee contributed to Portfolio	$ (531,978)	$ (502,642)
Portfolio transaction fee allocated from Portfolio	532,748	494,318
Net increase (decrease) in net assets from other capital	$ 770	$ (8,324)
Net increase (decrease) in net assets	$ (248,413,495)	$ 34,279,106
Net Assets
At beginning of period	$1,137,611,236	$ 1,103,332,130
At end of period	$ 889,197,741	$1,137,611,236
(1)	Includes $2,669,216 of net realized gains from redemptions in-kind.
9
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2022
Financial Highlights

	Class A
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 11.500	$ 10.930	$ 9.850	$ 8.280	$ 9.110	$ 8.410
Income (Loss) From Operations
Net investment income(1)	$ 0.049	$ 0.085	$ 0.110	$ 0.125	$ 0.132	$ 0.124
Net realized and unrealized gain (loss)	(1.853)	1.430	1.266	1.819	(0.424)	1.003
Total income (loss) from operations	$ (1.804)	$ 1.515	$ 1.376	$ 1.944	$ (0.292)	$ 1.127
Less Distributions
From net investment income	$ (0.056)	$ (0.127)	$ (0.118)	$ (0.127)	$ (0.146)	$ (0.139)
From net realized gain	—	(0.818)	(0.178)	(0.247)	(0.392)	(0.288)
Total distributions	$ (0.056)	$ (0.945)	$ (0.296)	$ (0.374)	$ (0.538)	$ (0.427)
Portfolio transaction fee, net(1)	$ 0.000(2)	$ (0.000)(2)	$ 0.000(2)	$ (0.000)(2)	$ (0.000)(2)	$ 0.000(2)
Net asset value — End of period	$ 9.640	$ 11.500	$ 10.930	$ 9.850	$ 8.280	$ 9.110
Total Return(3)	(15.71)% (4)	14.01%	14.20% (5)	23.63%	(3.43)% (5)	13.53% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$363,818	$448,684	$391,745	$353,169	$294,742	$333,860
Ratios (as a percentage of average daily net assets):(6)
Expenses	0.96% (7)(8)	0.95%	0.96% (5)	0.98%	0.98% (5)	0.98% (5)
Net investment income	0.93% (7)	0.73%	1.10%	1.34%	1.45%	1.41%
Portfolio Turnover of the Fund(9)	4% (4)	7%	11%	12%	7%	4%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005%, 0.03% and 0.01% of average daily net assets for the years ended December 31, 2020, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Annualized.
(8)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
10
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 11.550	$ 10.970	$ 9.900	$ 8.310	$ 9.140	$ 8.440
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.009	$ (0.002)	$ 0.036	$ 0.055	$ 0.064	$ 0.058
Net realized and unrealized gain (loss)	(1.854)	1.442	1.257	1.837	(0.426)	1.001
Total income (loss) from operations	$ (1.845)	$ 1.440	$ 1.293	$ 1.892	$ (0.362)	$ 1.059
Less Distributions
From net investment income	$ (0.015)	$ (0.042)	$ (0.045)	$ (0.055)	$ (0.076)	$ (0.071)
From net realized gain	—	(0.818)	(0.178)	(0.247)	(0.392)	(0.288)
Total distributions	$ (0.015)	$ (0.860)	$ (0.223)	$ (0.302)	$ (0.468)	$ (0.359)
Portfolio transaction fee, net(1)	$ 0.000(2)	$ (0.000)(2)	$ 0.000(2)	$ (0.000)(2)	$ (0.000)(2)	$ 0.000(2)
Net asset value — End of period	$ 9.690	$ 11.550	$ 10.970	$ 9.900	$ 8.310	$ 9.140
Total Return(3)	(15.98)% (4)	13.21%	13.21% (5)	22.71%	(4.03)% (5)	12.63% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$202,517	$258,309	$248,249	$236,215	$221,669	$258,844
Ratios (as a percentage of average daily net assets):(6)
Expenses	1.71% (7)(8)	1.70%	1.71% (5)	1.73%	1.73% (5)	1.73% (5)
Net investment income (loss)	0.18% (7)	(0.02)%	0.36%	0.59%	0.70%	0.65%
Portfolio Turnover of the Portfolio(9)	4% (4)	7%	11%	12%	7%	4%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005%, 0.03% and 0.01% of average daily net assets for the years ended December 31, 2020, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Annualized.
(8)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
11
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 11.500	$ 10.930	$ 9.860	$ 8.280	$ 9.110	$ 8.410
Income (Loss) From Operations
Net investment income(1)	$ 0.061	$ 0.114	$ 0.134	$ 0.149	$ 0.156	$ 0.147
Net realized and unrealized gain (loss)	(1.842)	1.430	1.257	1.830	(0.425)	1.002
Total income (loss) from operations	$ (1.781)	$ 1.544	$ 1.391	$ 1.979	$ (0.269)	$ 1.149
Less Distributions
From net investment income	$ (0.069)	$ (0.156)	$ (0.143)	$ (0.152)	$ (0.169)	$ (0.161)
From net realized gain	—	(0.818)	(0.178)	(0.247)	(0.392)	(0.288)
Total distributions	$ (0.069)	$ (0.974)	$ (0.321)	$ (0.399)	$ (0.561)	$ (0.449)
Portfolio transaction fee, net(1)	$ 0.000(2)	$ (0.000)(2)	$ 0.000(2)	$ (0.000)(2)	$ (0.000)(2)	$ 0.000(2)
Net asset value — End of period	$ 9.650	$ 11.500	$ 10.930	$ 9.860	$ 8.280	$ 9.110
Total Return(3)	(15.52)% (4)	14.28%	14.36% (5)	24.07%	(3.19)% (5)	13.81% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$305,105	$409,900	$399,991	$322,436	$208,740	$220,522
Ratios (as a percentage of average daily net assets):(6)
Expenses	0.71% (7)(8)	0.70%	0.71% (5)	0.73%	0.73% (5)	0.73% (5)
Net investment income	1.18% (7)	0.98%	1.34%	1.59%	1.70%	1.66%
Portfolio Turnover of the Portfolio(9)	4% (4)	7%	11%	12%	7%	4%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005%, 0.03% and 0.01% of average daily net assets for the years ended December 31, 2020, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Annualized.
(8)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
12
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2022
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$11.450	$ 10.890	$ 9.820	$ 8.260	$ 9.090	$ 8.400
Income (Loss) From Operations
Net investment income(1)	$ 0.039	$ 0.055	$ 0.083	$ 0.102	$ 0.115	$ 0.104
Net realized and unrealized gain (loss)	(1.846)	1.425	1.261	1.812	(0.423)	0.996
Total income (loss) from operations	$ (1.807)	$ 1.480	$ 1.344	$ 1.914	$(0.308)	$ 1.100
Less Distributions
From net investment income	$ (0.043)	$ (0.102)	$ (0.096)	$ (0.107)	$ (0.130)	$ (0.122)
From net realized gain	—	(0.818)	(0.178)	(0.247)	(0.392)	(0.288)
Total distributions	$ (0.043)	$ (0.920)	$ (0.274)	$(0.354)	$(0.522)	$(0.410)
Portfolio transaction fee, net(1)	$ 0.000(2)	$ (0.000)(2)	$ 0.000(2)	$(0.000) (2)	$(0.000) (2)	$ 0.000(2)
Net asset value — End of period	$ 9.600	$11.450	$10.890	$ 9.820	$ 8.260	$ 9.090
Total Return(3)	(15.80)% (4)	13.71%	13.89% (5)	23.31%	(3.61)% (5)	13.22% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,463	$ 15,587	$ 8,958	$ 5,905	$ 2,514	$ 561
Ratios (as a percentage of average daily net assets):(6)
Expenses	1.21% (7)(8)	1.20%	1.21% (5)	1.23%	1.23% (5)	1.23% (5)
Net investment income	0.76% (7)	0.47%	0.84%	1.08%	1.27%	1.17%
Portfolio Turnover of the Portfolio(9)	4% (4)	7%	11%	12%	7%	4%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005%, 0.03% and 0.01% of average daily net assets for the years ended December 31, 2020, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Annualized.
(8)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
13
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$11.510	$ 10.930	$ 9.860	$ 8.280	$ 9.110	$ 8.420
Income (Loss) From Operations
Net investment income(1)	$ 0.053	$ 0.119	$ 0.139	$ 0.153	$ 0.160	$ 0.146
Net realized and unrealized gain (loss)	(1.841)	1.440	1.256	1.829	(0.423)	0.999
Total income (loss) from operations	$ (1.788)	$ 1.559	$ 1.395	$ 1.982	$ (0.263)	$ 1.145
Less Distributions
From net investment income	$ (0.072)	$ (0.161)	$ (0.147)	$ (0.155)	$ (0.175)	$ (0.167)
From net realized gain	—	(0.818)	(0.178)	(0.247)	(0.392)	(0.288)
Total distributions	$ (0.072)	$ (0.979)	$ (0.325)	$ (0.402)	$ (0.567)	$ (0.455)
Portfolio transaction fee, net(1)	$ 0.000(2)	$ (0.000)(2)	$ 0.000(2)	$ (0.000)(2)	$ (0.000)(2)	$ 0.000(2)
Net asset value — End of period	$ 9.650	$11.510	$10.930	$ 9.860	$ 8.280	$ 9.110
Total Return(3)	(15.57)% (4)	14.42%	14.41% (5)	24.11%	(3.13)% (5)	13.75% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,294	$ 5,131	$ 54,388	$42,255	$28,215	$27,492
Ratios (as a percentage of average daily net assets):(6)
Expenses	0.67% (7)(8)	0.66%	0.67% (5)	0.68%	0.69% (5)	0.69% (5)
Net investment income	1.02% (7)	1.02%	1.39%	1.63%	1.74%	1.62%
Portfolio Turnover of the Portfolio(9)	4% (4)	7%	11%	12%	7%	4%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005%, 0.03% and 0.01% of average daily net assets for the years ended December 31, 2020, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Annualized.
(8)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
14
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund's investment objective is to provide current income and long-term growth of capital. The Fund currently pursues its objective by investing substantially all of its assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Fund's proportionate interest in each of the Portfolio's net assets at June 30, 2022 were as follows: Core Bond Portfolio (71.0%) and Stock Portfolio (86.7%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation— Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.
Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Securities. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
B  Income— The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
15

Eaton Vance
Balanced Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate based on the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
For equity securities:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For income securities and cash:
Average Daily Net Assets	Annual Fee Rate
Less than $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2022, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its pro rata share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research
16

Eaton Vance
Balanced Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

(BMR), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended June 30, 2022, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $2,695,001 or 0.54% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the administration fee amounted to $197,272.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, EVM earned $43,848 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, received $23,740 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended June 30, 2022 in the amount of $23,740. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2022 amounted to $503,013 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2022, the Fund paid or accrued to EVD $853,065 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2022, the Fund paid or accrued to EVD $18,103 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2022 amounted to $284,355 and $18,103 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2022, the Fund was informed that EVD received approximately $2,000 and $12,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended June 30, 2022, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Core Bond Portfolio	$39,803,039	$ 54,225,699
Stock Portfolio	1,333,051	117,453,474
17

Eaton Vance
Balanced Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

In addition, a Portfolio transaction fee is imposed by Stock Portfolio on the combined daily inflows or outflows of the Fund and Stock Portfolio’s other investors as more fully described at Note 1H of Stock Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in Stock Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	1,250,080	$ 13,330,033	4,176,035	$ 48,400,186
Issued to shareholders electing to receive payments of distributions in Fund shares	187,775	1,913,738	2,770,703	31,529,862
Redemptions	(2,921,778)	(30,492,460)	(4,184,607)	(48,517,965)
Converted from Class C shares	199,898	2,090,816	404,790	4,679,426
Net increase (decrease)	(1,284,025)	$(13,157,873)	3,166,921	$ 36,091,509
Class C
Sales	805,651	$ 8,528,180	2,781,836	$ 32,200,851
Issued to shareholders electing to receive payments of distributions in Fund shares	30,355	308,610	1,550,042	17,713,688
Redemptions	(2,094,895)	(21,950,981)	(4,188,082)	(48,505,470)
Converted to Class A shares	(199,038)	(2,090,816)	(403,119)	(4,679,426)
Net decrease	(1,457,927)	$(15,205,007)	(259,323)	$ (3,270,357)
Class I
Sales	2,232,187	$ 23,705,206	6,952,216	$ 80,302,215
Issued to shareholders electing to receive payments of distributions in Fund shares	206,106	2,103,054	2,617,006	29,817,055
Redemptions	(6,435,597)	(67,462,499)	(10,534,372)	(119,943,608)
Net decrease	(3,997,304)	$(41,654,239)	(965,150)	$ (9,824,338)
Class R
Sales	179,846	$ 1,900,231	682,829	$ 7,932,531
Issued to shareholders electing to receive payments of distributions in Fund shares	5,977	60,601	98,543	1,117,168
Redemptions	(144,715)	(1,497,005)	(243,016)	(2,777,477)
Net increase	41,108	$ 463,827	538,356	$ 6,272,222
18

Eaton Vance
Balanced Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class R6
Sales	100,208	$ 1,057,634	1,253,295	$ 14,450,535
Issued to shareholders electing to receive payments of distributions in Fund shares	3,200	32,639	440,316	5,017,767
Redemptions	(104,165)	(1,094,473)	(6,222,460)	(71,829,035)
Net decrease	(757)	$ (4,200)	(4,528,849)	$ (52,360,733)
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022 and December 31, 2021, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Stock Portfolio were valued based on Level 1 inputs.
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
19

Stock Portfolio
June 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
Auto Components — 0.6%
Aptiv PLC(1)	37,556	$ 3,345,113
		$ 3,345,113
Banks — 3.4%
PNC Financial Services Group, Inc. (The)	60,170	$ 9,493,021
Wells Fargo & Co.	278,210	10,897,486
		$ 20,390,507
Beverages — 4.1%
Coca-Cola Co. (The)	261,546	$ 16,453,859
Coca-Cola Europacific Partners PLC	150,560	7,770,401
		$ 24,224,260
Biotechnology — 2.8%
AbbVie, Inc.	109,716	$ 16,804,103
		$ 16,804,103
Capital Markets — 4.3%
Intercontinental Exchange, Inc.	115,304	$ 10,843,188
S&P Global, Inc.	24,536	8,270,104
Tradeweb Markets, Inc., Class A	93,229	6,362,880
		$ 25,476,172
Chemicals — 2.7%
Ecolab, Inc.	50,600	$ 7,780,256
FMC Corp.	77,500	8,293,275
		$ 16,073,531
Commercial Services & Supplies — 1.7%
Waste Management, Inc.	66,178	$ 10,123,910
		$ 10,123,910
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	245,300	$ 12,448,975
		$ 12,448,975
Electric Utilities — 2.3%
NextEra Energy, Inc.	179,340	$ 13,891,676
		$ 13,891,676
Security	Shares	Value
Electrical Equipment — 1.2%
AMETEK, Inc.	67,656	$ 7,434,718
		$ 7,434,718
Electronic Equipment, Instruments & Components — 1.3%
TE Connectivity, Ltd.	70,500	$ 7,977,075
		$ 7,977,075
Energy Equipment & Services — 1.2%
Baker Hughes Co.	245,800	$ 7,096,246
		$ 7,096,246
Entertainment — 0.9%
Electronic Arts, Inc.	46,000	$ 5,595,900
		$ 5,595,900
Equity Real Estate Investment Trusts (REITs) — 3.9%
EastGroup Properties, Inc.	75,322	$ 11,624,444
Lamar Advertising Co., Class A	129,590	11,400,033
		$ 23,024,477
Food & Staples Retailing — 4.0%
Sysco Corp.	150,690	$ 12,764,950
Walmart, Inc.	88,400	10,747,672
		$ 23,512,622
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp.(1)	227,036	$ 8,461,632
Teleflex, Inc.	11,600	2,851,860
		$ 11,313,492
Health Care Providers & Services — 2.4%
Elevance Health, Inc.	29,024	$ 14,006,402
		$ 14,006,402
Hotels, Restaurants & Leisure — 0.9%
Marriott International, Inc., Class A	41,528	$ 5,648,223
		$ 5,648,223
Insurance — 3.2%
Allstate Corp. (The)	100,600	$ 12,749,038
W.R. Berkley Corp.	88,100	6,013,706
		$ 18,762,744

20
See Notes to Financial Statements.

Stock Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 5.6%
Alphabet, Inc., Class C(1)	15,189	$ 33,225,178
		$ 33,225,178
Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.(1)	214,720	$ 22,805,411
		$ 22,805,411
IT Services — 4.1%
Automatic Data Processing, Inc.	51,096	$ 10,732,204
Visa, Inc., Class A	69,730	13,729,140
		$ 24,461,344
Life Sciences Tools & Services — 4.0%
Danaher Corp.	47,992	$ 12,166,932
Thermo Fisher Scientific, Inc.	21,734	11,807,647
		$ 23,974,579
Machinery — 1.8%
Westinghouse Air Brake Technologies Corp.	128,000	$ 10,506,240
		$ 10,506,240
Multi-Utilities — 2.2%
Sempra Energy	85,500	$ 12,848,085
		$ 12,848,085
Oil, Gas & Consumable Fuels — 1.6%
ConocoPhillips	106,456	$ 9,560,813
		$ 9,560,813
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	169,900	$ 13,082,300
Eli Lilly & Co.	28,900	9,370,247
Pfizer, Inc.	94,100	4,933,663
		$ 27,386,210
Professional Services — 1.5%
Booz Allen Hamilton Holding Corp.	97,290	$ 8,791,124
		$ 8,791,124
Road & Rail — 1.5%
Union Pacific Corp.	41,024	$ 8,749,599
		$ 8,749,599
Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc.	70,386	$ 10,282,691
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	16,000	$ 6,818,400
Texas Instruments, Inc.	57,847	8,888,191
		$ 25,989,282
Software — 10.4%
Black Knight, Inc.(1)	94,000	$ 6,146,660
Fair Isaac Corp.(1)	15,200	6,093,680
Intuit, Inc.	13,554	5,224,254
Microsoft Corp.	151,398	38,883,548
VMware, Inc., Class A	49,100	5,596,418
		$ 61,944,560
Specialty Retail — 1.2%
TJX Cos., Inc. (The)	126,534	$ 7,066,924
		$ 7,066,924
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	267,084	$ 36,515,725
		$ 36,515,725
Wireless Telecommunication Services — 1.3%
T-Mobile US, Inc.(1)	55,908	$ 7,521,862
		$ 7,521,862
Total Common Stocks (identified cost $432,837,553)		$588,497,082

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(2)	452,518	$ 452,518
Total Short-Term Investments (identified cost $452,518)		$ 452,518
Total Investments — 99.1% (identified cost $433,290,071)		$588,949,600
Other Assets, Less Liabilities — 0.9%		$ 5,542,635
Net Assets — 100.0%		$594,492,235
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

21
See Notes to Financial Statements.

Stock Portfolio
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Unaffiliated investments, at value (identified cost $432,837,553)	$ 588,497,082
Affiliated investment, at value (identified cost $452,518)	452,518
Dividends receivable	747,053
Dividends receivable from affiliated investment	1,962
Receivable for investments sold	5,404,184
Tax reclaims receivable	88,523
Total assets	$595,191,322
Liabilities
Payable for investments purchased	$ 304,045
Payable to affiliates:
Investment adviser fee	299,050
Trustees' fees	10,185
Accrued expenses	85,807
Total liabilities	$ 699,087
Net Assets applicable to investors' interest in Portfolio	$594,492,235
22
See Notes to Financial Statements.

Stock Portfolio
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $7,008)	$ 4,994,859
Dividend income from affiliated investments	5,862
Total investment income	$ 5,000,721
Expenses
Investment adviser fee	$ 2,081,739
Trustees’ fees and expenses	20,256
Custodian fee	86,878
Legal and accounting services	25,713
Miscellaneous	7,443
Total expenses	$ 2,222,029
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 948
Total expense reductions	$ 948
Net expenses	$ 2,221,081
Net investment income	$ 2,779,640
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 14,807,244
Investment transactions - affiliated investment	2,363
Foreign currency transactions	(1,188)
Net realized gain	$ 14,808,419
Change in unrealized appreciation (depreciation):
Investments	$ (163,408,810)
Foreign currency	(7,646)
Net change in unrealized appreciation (depreciation)	$(163,416,456)
Net realized and unrealized loss	$(148,608,037)
Net decrease in net assets from operations	$(145,828,397)
23
See Notes to Financial Statements.

Stock Portfolio
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,779,640	$ 4,613,543
Net realized gain	14,808,419	123,837,212 (1)
Net change in unrealized appreciation (depreciation)	(163,416,456)	46,443,015
Net increase (decrease) in net assets from operations	$(145,828,397)	$ 174,893,770
Capital transactions:
Contributions	$ 2,676,186	$ 23,356,815
Withdrawals	(134,275,537)	(131,961,931)
Portfolio transaction fee	610,437	574,923
Net decrease in net assets from capital transactions	$(130,988,914)	$(108,030,193)
Net increase (decrease) in net assets	$(276,817,311)	$ 66,863,577
Net Assets
At beginning of period	$ 871,309,546	$ 804,445,969
At end of period	$ 594,492,235	$ 871,309,546
(1)	Includes $3,096,043 of net realized gains from redemptions in-kind.
24
See Notes to Financial Statements.

Stock Portfolio
June 30, 2022
Financial Highlights

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017
Ratios (as a percentage of average daily net assets):
Expenses	0.63% (1)(2)	0.63%	0.64%	0.63%	0.64%	0.64%
Net investment income	0.79% (1)	0.55%	0.84%	0.99%	1.14%	1.38%
Portfolio Turnover	31% (3)	44%	70%	55%	90%	101%
Total Return	(18.72)% (3)	23.21%	18.61%	35.47%	(5.57)%	20.31%
Net assets, end of period (000’s omitted)	$594,492	$871,310	$804,446	$683,548	$516,615	$647,405
(1)	Annualized.
(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(3)	Not annualized.
25

Stock Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2022, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 13.1%, 0.2% and 86.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized
26

Stock Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Capital Transactions—To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the six months ended June 30, 2022, the Portfolio’s investment adviser fee amounted to $2,081,739 or 0.59% (annualized) of the Portfolio’s average daily net assets.
Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment adviser fee paid was reduced by $948 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
27

Stock Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $218,173,659 and $307,889,520, respectively, for the six months ended June 30, 2022.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 434,925,680
Gross unrealized appreciation	$ 172,737,860
Gross unrealized depreciation	(18,713,940)
Net unrealized appreciation	$ 154,023,920
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2022.
6  Investments in Affiliated Funds
At June 30, 2022, the value of the Portfolio's investment in affiliated funds was $452,518, which represents 0.1% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$2,248,476	$51,152,522	$(53,403,361)	$ 2,363	$ —	$ —	$ 588	—
Liquidity Fund	—	20,631,636	(20,179,118)	—	—	452,518	5,274	452,518
Total				$2,363	$ —	$452,518	$5,862
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
28

Stock Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 588,497,082*	$ —	$ —	$ 588,497,082
Short-Term Investments	452,518	—	—	452,518
Total Investments	$588,949,600	$ —	$ —	$588,949,600
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
8  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
29

Eaton Vance
Balanced Fund
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
30

Eaton Vance
Balanced Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Balanced Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreements between each of Core Bond Portfolio and Stock Portfolio (the “Portfolios”), which are portfolios in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.
31

Eaton Vance
Balanced Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolios, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also noted the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its secondary benchmark index and lower than its primary and blended benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.
32

Eaton Vance
Balanced Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.
33

Eaton Vance
Balanced Fund
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
34

Eaton Vance
Balanced Fund
June 30, 2022
Officers and Trustees

Officers of Eaton Vance Balanced Fund
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Stock Portfolio
Edward J. Perkin President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Balanced Fund and Stock Portfolio
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
35

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
36

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
37

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
38

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Core Bond Portfolio and Stock Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Balanced Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7698    6.30.22

Eaton Vance
Core Bond Fund
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2022
Eaton Vance
Core Bond Fund

Eaton Vance
Core Bond Fund
June 30, 2022
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/05/2009	03/07/2000	(10.75)%	(10.65)%	1.22%	1.69%
Class A with 3.25% Maximum Sales Charge	—	—	(13.61)	(13.54)	0.55	1.35
Class I at NAV	03/21/2007	03/07/2000	(10.66)	(10.36)	1.47	1.94

Bloomberg U.S. Aggregate Bond Index	—	—	(10.35)%	(10.29)%	0.88%	1.54%
% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	0.86%	0.61%
Net	0.74	0.49
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Core Bond Fund
June 30, 2022
Fund Profile

Asset Allocation (% of total investments)
Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
3

Eaton Vance
Core Bond Fund
June 30, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Core Bond Fund
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 892.50	$3.47**	0.74%
Class I	$1,000.00	$ 893.40	$2.30**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.13	$3.71**	0.74%
Class I	$1,000.00	$1,022.37	$2.46**	0.49%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
5

Eaton Vance
Core Bond Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investment in Core Bond Portfolio, at value (identified cost $167,821,738)	$ 153,267,512
Receivable for Fund shares sold	174,449
Receivable from affiliate	27,700
Total assets	$153,469,661
Liabilities
Payable for Fund shares redeemed	$ 115,367
Distributions payable	1,628
Payable to affiliates:
Distribution and service fees	2,784
Trustees' fees	125
Accrued expenses	31,715
Total liabilities	$ 151,619
Net Assets	$153,318,042
Sources of Net Assets
Paid-in capital	$ 172,581,304
Accumulated loss	(19,263,262)
Net Assets	$153,318,042
Class A Shares
Net Assets	$ 13,377,840
Shares Outstanding	1,519,852
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.80
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.10
Class I Shares
Net Assets	$ 139,940,202
Shares Outstanding	15,923,010
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.79
On sales of $100,000 or more, the offering price of Class A shares is reduced.
6
See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $107)	$ 42,743
Interest income allocated from Portfolio (net of foreign taxes withheld of $538)	1,883,873
Expenses allocated from Portfolio	(363,896)
Total investment income from Portfolio	$ 1,562,720
Expenses
Distribution and shareholder service fees:
Class A	$ 18,926
Trustees’ fees and expenses	250
Custodian fee	9,697
Transfer and dividend disbursing agent fees	22,450
Legal and accounting services	16,199
Printing and postage	10,617
Registration fees	19,846
Miscellaneous	4,726
Total expenses	$ 102,711
Deduct:
Allocation of expenses to affiliate	$ 83,753
Total expense reductions	$ 83,753
Net expenses	$ 18,958
Net investment income	$ 1,543,762
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ (2,315,238)
Futures contracts	(617,988)
Net realized loss	$ (2,933,226)
Change in unrealized appreciation (depreciation):
Investments	$ (15,763,457)
Futures contracts	(89,586)
Net change in unrealized appreciation (depreciation)	$(15,853,043)
Net realized and unrealized loss	$(18,786,269)
Net decrease in net assets from operations	$(17,242,507)
7
See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,543,762	$ 2,987,064
Net realized gain (loss)	(2,933,226)	2,223,449
Net change in unrealized appreciation (depreciation)	(15,853,043)	(4,167,035)
Net increase (decrease) in net assets from operations	$ (17,242,507)	$ 1,043,478
Distributions to shareholders:
Class A	$ (167,219)	$ (604,619)
Class I	(1,652,892)	(4,330,652)
Total distributions to shareholders	$ (1,820,111)	$ (4,935,271)
Transactions in shares of beneficial interest:
Class A	$ (2,083,902)	$ (3,832,515)
Class I	50,372,103	(29,778,888)
Net increase (decrease) in net assets from Fund share transactions	$ 48,288,201	$ (33,611,403)
Net increase (decrease) in net assets	$ 29,225,583	$ (37,503,196)
Net Assets
At beginning of period	$ 124,092,459	$ 161,595,655
At end of period	$153,318,042	$124,092,459
8
See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2022
Financial Highlights

	Class A
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.970	$10.260	$ 10.010	$ 9.490	$ 9.840	$ 9.690
Income (Loss) From Operations
Net investment income(1)	$ 0.085	$ 0.184	$ 0.226	$ 0.260	$ 0.273	$ 0.217
Net realized and unrealized gain (loss)	(1.153)	(0.148)	0.550	0.587	(0.338)	0.187
Total income (loss) from operations	$ (1.068)	$ 0.036	$ 0.776	$ 0.847	$ (0.065)	$ 0.404
Less Distributions
From net investment income	$ (0.102)	$ (0.205)	$ (0.249)	$ (0.278)	$ (0.285)	$ (0.254)
From net realized gain	—	(0.121)	(0.277)	(0.049)	—	—
Total distributions	$ (0.102)	$ (0.326)	$ (0.526)	$ (0.327)	$ (0.285)	$ (0.254)
Net asset value — End of period	$ 8.800	$ 9.970	$10.260	$10.010	$ 9.490	$ 9.840
Total Return(2)(3)	(10.75)% (4)	0.36%	7.88%	9.00%	(0.64)%	4.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,378	$17,409	$ 21,770	$ 28,309	$25,158	$34,064
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.74% (6)(7)	0.74%	0.74%	0.74%	0.74%	0.75%
Net investment income	1.84% (6)	1.81%	2.23%	2.63%	2.85%	2.21%
Portfolio Turnover of the Portfolio	51% (4)	122%	93%	89%	65%	123%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.12%, 0.12%, 0.12%, 0.11%, 0.11% and 0.11% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund's share of the Portfolio's allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser and administrator of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
9
See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.960	$ 10.240	$ 9.990	$ 9.470	$ 9.830	$ 9.680
Income (Loss) From Operations
Net investment income(1)	$ 0.096	$ 0.209	$ 0.251	$ 0.283	$ 0.282	$ 0.241
Net realized and unrealized gain (loss)	(1.153)	(0.138)	0.550	0.588	(0.333)	0.187
Total income (loss) from operations	$ (1.057)	$ 0.071	$ 0.801	$ 0.871	$ (0.051)	$ 0.428
Less Distributions
From net investment income	$ (0.113)	$ (0.230)	$ (0.274)	$ (0.302)	$ (0.309)	$ (0.278)
From net realized gain	—	(0.121)	(0.277)	(0.049)	—	—
Total distributions	$ (0.113)	$ (0.351)	$ (0.551)	$ (0.351)	$ (0.309)	$ (0.278)
Net asset value — End of period	$ 8.790	$ 9.960	$ 10.240	$ 9.990	$ 9.470	$ 9.830
Total Return(2)(3)	(10.66)% (4)	0.71%	8.16%	9.29%	(0.50)%	4.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$139,940	$106,684	$139,826	$177,519	$149,220	$130,714
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.49% (6)(7)	0.49%	0.49%	0.49%	0.49%	0.50%
Net investment income	2.11% (6)	2.06%	2.47%	2.87%	2.95%	2.46%
Portfolio Turnover of the Portfolio	51% (4)	122%	93%	89%	65%	123%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.12%, 0.12%, 0.12%, 0.11%, 0.11% and 0.11% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund's share of the Portfolio's allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser and administrator of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
10
See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Core Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (29.0% at June 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
11

Eaton Vance
Core Bond Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2021, the Fund had a net capital loss of $101,679 attributable to security transactions incurred after October 31, 2021 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund's taxable year ending December 31, 2022.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed as a percentage of the Fund's average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee, at a per annum rate as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2022, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.74% and 0.49% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2023. Pursuant to this agreement, EVM was allocated $83,753 of the Fund’s operating expenses for the six months ended June 30, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, EVM earned $2,983 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $512 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2022. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2022 amounted to $18,926 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
12

Eaton Vance
Core Bond Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) contingent deferred sales charge (CDSC) if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2022, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended June 30, 2022, increases and decreases in the Fund's investment in the Portfolio aggregated $70,963,299 and $37,397,217, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	47,919	$ 446,135	170,928	$ 1,738,879
Issued to shareholders electing to receive payments of distributions in Fund shares	17,131	158,321	56,919	573,920
Redemptions	(290,536)	(2,688,358)	(605,106)	(6,145,314)
Net decrease	(225,486)	$ (2,083,902)	(377,259)	$ (3,832,515)
Class I
Sales	8,218,922	$ 78,196,234	2,900,652	$ 29,318,252
Issued to shareholders electing to receive payments of distributions in Fund shares	180,059	1,649,241	428,735	4,318,831
Redemptions	(3,189,173)	(29,473,372)	(6,271,622)	(63,415,971)
Net increase (decrease)	5,209,808	$ 50,372,103	(2,942,235)	$(29,778,888)
At June 30, 2022, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 70.0% of the value of the outstanding shares of the Fund.
13

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 11.6%
Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$670	$ 660,839
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	505	498,779
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,220	1,183,769
Conn's Receivables Funding, LLC:
Series 2021-A, Class A, 1.05%, 5/15/26(1)	976	970,065
Series 2021-A, Class B, 2.87%, 5/15/26(1)	1,260	1,222,823
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,058,412
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	326	312,788
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,236,781
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	267,287
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,114	1,101,662
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	1,096,665
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	950	917,954
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	68	67,912
FREED ABS Trust, Series 2019-1, Class C, 5.39%, 6/18/26(1)	1,647	1,648,182
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,458	1,270,651
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,034	987,850
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	1,205	1,167,783
Series 2021-3, Class B, 0.76%, 2/26/29(1)	1,006	972,858
Lendingpoint Asset Securitization Trust, Series 2022-A, Class A, 1.68%, 6/15/29(1)	1,231	1,211,648
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	318	250,217
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,356	1,183,315
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,066	1,932,559
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	419	394,470
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,547	1,435,779
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,685	4,337,765
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	1,273	1,207,010
Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Selection Trust: (continued)
Series 2021-3, Class A, 1.15%, 5/15/29(1)	$2,277	$ 2,215,503
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	772	734,305
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,014	904,656
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	553	478,396
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	645	541,202
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,654	3,420,449
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,796	1,704,876
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,249	1,161,127
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,618	8,555,537
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	721,719
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	250	218,811
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,442	2,100,910
Theorem Funding Trust, Series 2021-1A, Class A, 1.21%, 12/15/27(1)	1,346	1,315,499
Towd Point Asset Trust, Series 2018-SL1, Class A, 2.224%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(3)	1,692	1,682,332
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,134	1,102,960
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	1,936,360
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	778,669
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	917	733,481
Series 2020-A, Class C, 6.657%, 3/15/45(1)	253	166,786
Total Asset-Backed Securities (identified cost $65,375,178)		$ 61,069,401

Collateralized Mortgage Obligations — 2.5%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 2.676%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$397	$ 397,299
Series 2021-1A, Class M1B, 3.126%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	390	376,476
Series 2021-2A, Class M1A, 2.126%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	1,870	1,842,290
Series 2021-3A, Class A2, 1.926%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	830	820,084

14
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 2.674%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	$404	$ 404,404
Series 2019-DNA3, Class M2, 3.674%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(3)	1,331	1,325,219
Series 2019-DNA4, Class M2, 3.574%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	158	157,505
Series 2021-DNA3, Class M1, 1.676%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	627	619,384
Series 2022-DNA2, Class M1A, 2.226%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	1,282	1,255,092
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	84	88,085
Series 2011-135, Class PK, 4.50%, 5/25/40	89	88,974
Series 2013-6, Class HD, 1.50%, 12/25/42	60	57,293
Series 2014-70, Class KP, 3.50%, 3/25/44	380	376,383
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 6.874%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	513	529,171
Series 2014-C02, Class 2M2, 4.224%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	215	217,695
Series 2014-C03, Class 2M2, 4.524%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	355	356,593
Series 2018-R07, Class 1M2, 4.024%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	120	119,375
Series 2019-R06, Class 2B1, 5.374%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	2,988	2,834,167
Home Re, Ltd., Series 2021-1, Class M1B, 3.174%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(3)	1,135	1,122,258
Total Collateralized Mortgage Obligations (identified cost $13,288,292)		$ 12,987,747

Commercial Mortgage-Backed Securities — 11.9%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$3,325	$ 2,821,295
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,635	1,350,488
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 2.244%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	2,508	2,466,154
Series 2019-XL, Class B, 2.404%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(3)	1,122	1,095,087
Series 2021-VOLT, Class B, 2.274%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	3,103	2,922,319
Series 2021-VOLT, Class C, 2.424%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	1,461	1,362,938
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust: (continued)
Series 2021-VOLT, Class D, 2.974%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	$1,074	$ 1,007,091
CFCRE Commercial Mortgage Trust:
Series 2016-C7, Class C, 4.541%, 12/10/54(2)	1,250	1,096,999
Series 2016-C7, Class D, 4.541%, 12/10/54(1)(2)	2,000	1,592,168
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class C, 3.824%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(3)	3,000	2,997,968
COMM Mortgage Trust:
Series 2013-CR11, Class B, 5.276%, 8/10/50(2)	1,000	992,900
Series 2014-CR21, Class C, 4.567%, 12/10/47(2)	500	465,001
CSMC Trust, Series 2016-NXSR, Class C, 4.598%, 12/15/49(2)	1,775	1,416,940
Extended Stay America Trust:
Series 2021-ESH, Class A, 2.405%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	495	483,305
Series 2021-ESH, Class C, 3.025%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	2,721	2,638,514
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.158%, 3/25/28(2)	583	571,483
Series 2019-M1, Class A2, 3.671%, 9/25/28(2)	2,757	2,764,189
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,149,284
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 5.374%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	1,260	1,136,932
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 2.474%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	4,033	3,928,626
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.702%, 9/15/47(1)(2)	990	727,132
Series 2014-C23, Class D, 4.133%, 9/15/47(1)(2)	2,000	1,820,778
Series 2014-C25, Class D, 4.086%, 11/15/47(1)(2)	1,960	1,437,068
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.212%, 1/15/46(1)(2)	2,000	1,931,887
Series 2021-MHC, Class C, 2.624%, (1 mo. USD LIBOR + 1.30%), 4/15/38(1)(3)	2,425	2,308,495
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.903%, 5/15/49(2)(4)	993	919,038
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(4)	1,745	990,889
Series 2019-BPR, Class A, 2.974%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(3)(4)	2,210	2,135,189
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 3.524%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(3)	5,000	4,592,717
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,427	2,065,281
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 5.186%, 8/10/49(1)(2)	1,950	1,941,190

15
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance, LLC:
Series 2021-HT1, Class A, 3.262%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	$1,956	$ 1,879,670
Series 2021-HT1, Class B, 6.112%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	2,000	1,873,259
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC22, Class C, 4.706%, 9/15/58(2)	900	847,467
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	380,716
Total Commercial Mortgage-Backed Securities (identified cost $67,692,667)		$ 63,110,457

Corporate Bonds — 33.7%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.3%
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	$1,436	$ 1,357,584
		$ 1,357,584
Auto Manufacturers — 0.3%
General Motors Financial Co., Inc., 4.30%, 4/6/29	$1,702	$ 1,563,582
		$ 1,563,582
Automotive & Auto Parts — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	$526	$ 447,491
		$ 447,491
Banks — 13.6%
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(5)	$903	$ 852,342
Banco de Chile, 2.99%, 12/9/31(1)	1,171	979,963
Banco Safra S.A., 4.125%, 2/8/23(1)	1,210	1,211,591
Banco Santander S.A., 1.722% to 9/14/26, 9/14/27(5)	1,200	1,042,420
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(5)	5,076	4,520,760
1.898% to 7/23/30, 7/23/31(5)	1,020	816,114
1.922% to 10/24/30, 10/24/31(5)	831	664,550
2.087% to 6/14/28, 6/14/29(5)	1,881	1,612,568
2.299% to 7/21/31, 7/21/32(5)	2,050	1,658,655
2.456% to 10/22/24, 10/22/25(5)	963	918,269
3.824% to 1/20/27, 1/20/28(5)	1,639	1,573,036
3.846% to 3/8/32, 3/8/37(5)	3,689	3,192,746
BankUnited, Inc., 5.125%, 6/11/30	490	475,099
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Barclays PLC:
2.852% to 5/7/25, 5/7/26(5)	$1,281	$ 1,211,402
4.836%, 5/9/28	2,125	2,046,484
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	1,165	1,057,902
5.125% to 1/18/28, 1/18/33(1)(5)	1,000	848,470
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(5)	1,452	1,218,822
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(5)	909	805,234
3.30%, 10/30/24	1,759	1,718,103
4.927% to 5/10/27, 5/10/28(5)	1,352	1,340,098
Citigroup, Inc.:
1.281% to 11/3/24, 11/3/25(5)	451	419,103
2.78%, (SOFR + 1.28%), 2/24/28(3)	1,925	1,847,967
3.106% to 4/8/25, 4/8/26(5)	1,447	1,390,859
3.70%, 1/12/26	1,524	1,495,811
3.785% to 3/17/32, 3/17/33(5)	1,685	1,519,658
4.00% to 12/10/25(5)(6)	1,090	945,575
Discover Bank, 4.682% to 8/9/23, 8/9/28(5)	1,672	1,626,127
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(5)	2,188	1,937,912
2.65% to 10/21/31, 10/21/32(5)	1,493	1,231,932
3.75%, 2/25/26	970	952,476
HSBC Holdings PLC:
2.251% to 11/22/26, 11/22/27(5)	1,552	1,383,965
2.357% to 8/18/30, 8/18/31(5)	982	796,858
International Bank for Reconstruction & Development, 1.63%, (SOFR + 0.13%), 1/13/23(3)	2,756	2,756,315
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(5)	1,591	1,396,524
2.08%, (SOFR + 0.58%), 3/16/24(3)	482	476,367
2.68%, (SOFR + 1.18%), 2/24/28(3)	1,468	1,412,237
2.739% to 10/15/29, 10/15/30(5)	3,095	2,703,033
2.82%, (SOFR + 1.32%), 4/26/26(3)	1,219	1,200,347
4.586% to 4/26/32, 4/26/33(5)	512	503,440
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(5)	1,331	1,056,832
3.624%, 6/3/30(1)	762	665,307
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(5)	1,294	1,234,314
PPTT, 2006-A GS, Class A, 5.945%(1)(6)(7)	259	224,954
Santander Holdings USA, Inc.:
3.45%, 6/2/25	1,788	1,721,215
4.50%, 7/17/25	712	706,046
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(5)	975	931,660

16
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Standard Chartered PLC:
1.456% to 1/14/26, 1/14/27(1)(5)	$808	$ 713,514
1.822% to 11/23/24, 11/23/25(1)(5)	929	861,037
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(5)	940	912,199
Synovus Financial Corp., 3.125%, 11/1/22	622	621,214
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(5)	655	603,675
Truist Financial Corp., 5.10% to 3/1/30(5)(6)	1,427	1,298,570
UBS AG, 1.25%, 6/1/26(1)	1,442	1,282,918
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(5)	1,652	1,313,332
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(5)	1,295	1,240,012
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(5)	867	699,119
		$ 71,847,052
Beverages — 0.1%
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	$541	$ 480,457
		$ 480,457
Biotechnology — 0.2%
Royalty Pharma PLC, 3.55%, 9/2/50	$1,588	$ 1,111,970
		$ 1,111,970
Building Materials — 0.7%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	$2,715	$ 2,304,288
Owens Corning, 3.95%, 8/15/29	1,441	1,338,071
		$ 3,642,359
Chemicals — 0.3%
Alpek SAB de CV:
3.25%, 2/25/31(1)	$1,200	$ 964,458
4.25%, 9/18/29(1)	920	828,699
		$ 1,793,157
Commercial Services — 0.9%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,752	$ 1,543,037
Block Financial, LLC, 3.875%, 8/15/30	1,362	1,226,274
Ford Foundation (The), 2.415%, 6/1/50	650	464,925
Western Union Co. (The), 6.20%, 11/17/36	1,275	1,297,600
		$ 4,531,836
Computers — 0.9%
DXC Technology Co., 2.375%, 9/15/28	$639	$ 550,491
Security	Principal Amount (000's omitted)	Value
Computers (continued)
HP, Inc., 4.00%, 4/15/29	$1,017	$ 953,721
Kyndryl Holdings, Inc., 2.05%, 10/15/26(1)	1,472	1,240,194
Seagate HDD Cayman:
3.375%, 7/15/31	870	677,795
4.091%, 6/1/29	332	286,144
5.75%, 12/1/34	1,473	1,298,894
		$ 5,007,239
Consumer Products — 0.3%
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	$1,029	$ 907,877
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	678	559,214
		$ 1,467,091
Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	$221	$ 204,299
4.50%, 9/15/23	1,246	1,240,827
6.50%, 7/15/25	742	760,279
Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,136	1,027,680
Air Lease Corp., 2.875%, 1/15/26	700	643,678
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	1,140	1,047,073
CI Financial Corp.:
3.20%, 12/17/30	1,403	1,098,460
4.10%, 6/15/51	1,090	707,947
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	1,350	1,040,915
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	420	298,140
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)	504	417,932
3.875%, 3/1/31(1)	1,507	1,133,482
Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,309,618
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(5)	611	494,300
		$ 11,424,630
Electric Utilities — 0.8%
AES Corp. (The), 2.45%, 1/15/31	$2,342	$ 1,885,950
Enel Finance International N.V., 1.375%, 7/12/26(1)	873	767,107
ITC Holdings Corp., 4.05%, 7/1/23	680	683,715
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	1,240	1,079,418
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	36,428
		$ 4,452,618

17
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electrical and Electronic Equipment — 0.7%
Jabil, Inc.:
3.00%, 1/15/31	$2,232	$ 1,876,780
3.60%, 1/15/30	2,207	1,967,702
		$ 3,844,482
Entertainment — 0.2%
Magallanes, Inc., 5.141%, 3/15/52(1)	$936	$ 786,856
		$ 786,856
Foods — 0.4%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/1/31(1)	$1,587	$ 1,304,677
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	1,120	885,651
3.00%, 10/15/30(1)	210	174,336
		$ 2,364,664
Health Care — 0.5%
Centene Corp.:
2.50%, 3/1/31	$1,312	$ 1,045,507
3.375%, 2/15/30	784	667,117
4.25%, 12/15/27	798	747,383
		$ 2,460,007
Insurance — 1.5%
Athene Global Funding, 2.45%, 8/20/27(1)	$1,294	$ 1,134,312
Brown & Brown, Inc.:
2.375%, 3/15/31	157	124,442
4.20%, 3/17/32	198	180,469
GA Global Funding Trust:
2.25%, 1/6/27(1)	2,595	2,323,303
2.90%, 1/6/32(1)	2,048	1,704,058
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(5)	1,466	1,171,679
Stewart Information Services Corp., 3.60%, 11/15/31	1,286	1,068,170
		$ 7,706,433
Lodging and Gaming — 0.1%
Hyatt Hotels Corp.:
1.30%, 10/1/23	$577	$ 559,021
1.80%, 10/1/24	237	224,208
		$ 783,229
Security	Principal Amount (000's omitted)	Value
Machinery — 0.3%
Valmont Industries, Inc., 5.25%, 10/1/54	$1,373	$ 1,312,716
		$ 1,312,716
Media — 1.3%
Charter Communications Operating, LLC/Charter Communications Operating Capital:
2.80%, 4/1/31	$2,110	$ 1,691,999
4.80%, 3/1/50	2,895	2,299,685
Comcast Corp.:
2.887%, 11/1/51	2,930	2,096,960
2.937%, 11/1/56	832	579,847
		$ 6,668,491
Oil and Gas — 0.5%
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	$1,765	$ 1,514,953
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	1,003	938,116
		$ 2,453,069
Other Revenue — 0.7%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$ 2,873,196
OneMain Finance Corp., 3.50%, 1/15/27	1,146	918,421
		$ 3,791,617
Pharmaceuticals — 0.2%
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	$1,214	$ 1,085,050
		$ 1,085,050
Real Estate Investment Trusts (REITs) — 3.4%
Agree, L.P., 2.00%, 6/15/28	$520	$ 444,676
American Assets Trust, L.P., 3.375%, 2/1/31	1,170	1,002,425
Corporate Office Properties, L.P., 2.90%, 12/1/33	872	676,800
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,212,843
EPR Properties:
3.75%, 8/15/29	1,474	1,228,153
4.50%, 6/1/27	1,381	1,251,221
Extra Space Storage, L.P., 2.55%, 6/1/31	1,011	832,872
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	1,436	1,238,686
3.75%, 9/15/30(1)	597	477,251
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	977	801,140
5.00%, 7/15/28(1)	339	300,878
Life Storage, L.P., 2.40%, 10/15/31	1,473	1,173,918
Newmark Group, Inc., 6.125%, 11/15/23	3,504	3,496,965

18
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
Sabra Health Care, L.P., 3.20%, 12/1/31	$1,435	$ 1,140,429
SITE Centers Corp., 3.625%, 2/1/25	874	850,325
Sun Communities Operating, L.P.:
2.30%, 11/1/28	543	464,968
2.70%, 7/15/31	455	367,184
4.20%, 4/15/32	1,276	1,161,733
		$ 18,122,467
Retail — 0.5%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	$700	$ 606,438
7.60%, 7/15/37	524	424,806
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,609	1,738,019
		$ 2,769,263
Technology — 0.1%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 631,935
		$ 631,935
Telecommunications — 1.8%
AT&T, Inc.:
3.55%, 9/15/55	$1,251	$ 939,382
3.65%, 6/1/51	2,039	1,597,855
3.65%, 9/15/59	372	279,434
3.80%, 12/1/57	2,258	1,749,112
Nokia Oyj:
4.375%, 6/12/27	981	928,087
6.625%, 5/15/39	1,492	1,478,080
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	661	564,678
SES S.A., 5.30%, 4/4/43(1)	393	335,430
T-Mobile USA, Inc.:
2.25%, 11/15/31	278	225,895
2.55%, 2/15/31	646	544,254
2.625%, 4/15/26	856	778,421
		$ 9,420,628
Transportation — 0.2%
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	$1,200	$ 1,168,542
		$ 1,168,542
Utilities — 0.6%
American Water Capital Corp., 2.95%, 9/1/27	$745	$ 699,710
Security	Principal Amount (000's omitted)	Value
Utilities (continued)
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(5)	$1,704	$ 1,531,862
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,045,903
		$ 3,277,475
Total Corporate Bonds (identified cost $202,533,103)		$177,773,990

Preferred Stocks — 0.7%
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.673%, (3 mo. USD LIBOR + 5.643%)(3)	24,632	$ 507,173
		$ 507,173
Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P., Series A, 5.75%	85,000	$ 1,451,800
		$ 1,451,800
Telecommunications — 0.3%
United States Cellular Corp., 5.50%	84,600	$ 1,571,022
		$ 1,571,022
Total Preferred Stocks (identified cost $4,757,096)		$ 3,529,995

Senior Floating-Rate Loans — 1.2%(8)
Borrower/Description	Principal Amount (000's omitted)	Value
Automobiles — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$241	$ 223,315
		$ 223,315
Diversified Telecommunication Services — 0.3%
CenturyLink, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$488	$ 449,211

19
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 3/1/27	$250	$ 231,941
Ziggo Financing Partnership, Term Loan, 3.824%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,000	934,375
		$ 1,615,527
Health Care Technology — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 3/1/24	$397	$ 386,920
		$ 386,920
IT Services — 0.1%
Asurion, LLC:
Term Loan, 4.791%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$432	$ 415,483
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 12/23/26	246	223,934
		$ 639,417
Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,207	$ 1,137,598
		$ 1,137,598
Software — 0.2%
Hyland Software, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$997	$ 965,386
Seattle Spinco, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 6/21/24	291	277,923
		$ 1,243,309
Specialty Retail — 0.2%
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$1,297	$ 1,222,576
		$ 1,222,576
Total Senior Floating-Rate Loans (identified cost $6,849,582)		$ 6,468,662

Sovereign Government Bonds — 1.3%
Security	Principal Amount (000's omitted)	Value
Germany — 1.3%
Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	$7,000	$ 6,998,714
Total Sovereign Government Bonds (identified cost $7,224,280)		$ 6,998,714

Taxable Municipal Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$ 1,243,356
		$ 1,243,356
Water and Sewer — 1.6%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 711,448
Green Bonds, 2.184%, 9/1/31	650	557,187
Green Bonds, 2.264%, 9/1/32	585	495,460
Green Bonds, 2.344%, 9/1/33	635	529,304
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	6,750	5,976,990
		$ 8,270,389
Total Taxable Municipal Obligations (identified cost $10,870,000)		$ 9,513,745

U.S. Government Agency Mortgage-Backed Securities — 9.6%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$355	$ 368,488
Pool #C03490, 4.50%, 8/1/40	187	193,783
Pool #C09031, 2.50%, 2/1/43	721	663,967
Pool #G07589, 5.50%, 6/1/41	1,175	1,264,493
Pool #G08596, 4.50%, 7/1/44	283	291,464
Pool #G08670, 3.00%, 10/1/45	419	398,897
Pool #G08701, 3.00%, 4/1/46	557	528,767
Pool #G60608, 4.00%, 5/1/46	1,207	1,214,183
Pool #G60761, 3.00%, 10/1/43	757	724,156

20
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Pool #Q17453, 3.50%, 4/1/43	$728	$ 716,420
Pool #Q34310, 3.50%, 6/1/45	449	440,497
Pool #Q40264, 3.50%, 5/1/46	391	383,000
Pool #Q45051, 3.00%, 12/1/46	1,548	1,468,965
Pool #Q46889, 3.50%, 3/1/47	1,050	1,033,120
Pool #Q47999, 4.00%, 5/1/47	1,217	1,222,072
Pool #ZT0383, 3.50%, 3/1/48	445	434,181
Federal National Mortgage Association:
3.50%, 30-Year, TBA(9)	16,624	15,984,359
4.00%, 30-Year, TBA(9)	4,919	4,849,824
4.50%, 30-Year, TBA(9)	5,600	5,621,438
Pool #AB3678, 3.50%, 10/1/41	1,887	1,866,494
Pool #AL7524, 5.00%, 7/1/41	255	268,409
Pool #AS3892, 4.00%, 11/1/44	407	410,036
Pool #AS5332, 4.00%, 7/1/45	392	395,094
Pool #AS6014, 4.00%, 10/1/45	242	243,369
Pool #BA0891, 3.50%, 1/1/46	953	933,222
Pool #BA3938, 3.50%, 1/1/46	564	552,757
Pool #BD1183, 3.50%, 12/1/46	361	353,617
Pool #BE2316, 3.50%, 1/1/47	969	947,232
Pool #BM1144, 2.50%, 3/1/47	845	771,758
Pool #FM7023, 3.00%, 7/1/49	969	912,796
Pool #MA1789, 4.50%, 2/1/44	287	294,473
Pool #MA2653, 4.00%, 6/1/46	610	612,227
Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	1,076	1,058,298
Pool #CB2653, 2.50%, 3/20/51	1,353	1,233,125
Pool #CB8629, 2.50%, 4/20/51	2,024	1,843,948
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $52,543,738)		$ 50,498,929

U.S. Treasury Obligations — 28.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,806	$ 1,848,288
1.625%, 11/15/50	8,674	6,104,356
1.875%, 2/15/51	6,837	5,131,756
1.875%, 11/15/51	1,318	989,324
2.00%, 11/15/41	8,644	6,868,603
2.00%, 8/15/51	347	268,342
2.25%, 5/15/41	4,238	3,538,068
2.25%, 2/15/52	3,332	2,743,173
2.375%, 2/15/42	2,143	1,817,867
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.25%, 5/31/25	$3,310	$ 3,054,833
0.375%, 11/30/25	1,414	1,291,822
0.375%, 12/31/25	10,941	9,972,337
0.375%, 1/31/26	8,006	7,280,613
0.50%, 2/28/26	3,144	2,866,321
0.75%, 11/15/24	400	379,344
0.75%, 4/30/26	4,821	4,420,066
1.00%, 7/31/28	2,455	2,171,620
1.125%, 2/29/28	3,680	3,309,700
1.125%, 8/31/28	1,045	930,172
1.25%, 3/31/28	2,415	2,182,179
1.25%, 4/30/28	8,955	8,079,089
1.25%, 6/30/28	1,455	1,309,102
1.375%, 10/31/28	2,510	2,263,412
1.50%, 2/29/24	13,624	13,304,155
1.875%, 2/28/27	22,061	20,942,964
2.125%, 3/31/24	14,939	14,722,501
2.625%, 4/15/25	992	981,344
2.75%, 4/30/27	18,000	17,758,828
2.875%, 4/30/29	3,760	3,716,724
Total U.S. Treasury Obligations (identified cost $164,182,016)		$150,246,903

Short-Term Investments — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(10)	7,133,022	$ 7,133,022
Total Short-Term Investments (identified cost $7,133,022)		$ 7,133,022
Total Investments — 104.0% (identified cost $602,448,974)		$549,331,565
Other Assets, Less Liabilities — (4.0)%		$ (21,203,911)
Net Assets — 100.0%		$528,127,654

21
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $167,621,578 or 31.7% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2022.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at June 30, 2022.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	95	Long	9/30/22	$ 19,951,484	$ (118,153)
U.S. 5-Year Treasury Note	43	Long	9/30/22	4,826,750	(49,113)
U.S. 10-Year Treasury Note	9	Long	9/21/22	1,066,782	(15,060)
U.S. Long Treasury Bond	40	Long	9/21/22	5,545,000	(84,436)
U.S. Ultra-Long Treasury Bond	130	Long	9/21/22	20,064,687	(475,449)
U.S. Ultra 10-Year Treasury Note	(128)	Short	9/21/22	(16,304,000)	247,640
					$ (494,571)
22
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate
PPTT	– Preferred Pass-Through Trust
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
23
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Unaffiliated investments, at value (identified cost $590,711,264)	$ 538,153,427
Affiliated investments, at value (identified cost $11,737,710)	11,178,138
Cash	686,670
Deposits for derivatives collateral — futures contracts	1,110,178
Deposits for forward commitment securities	800,000
Interest and dividends receivable	2,945,953
Interest and dividends receivable from affiliated investments	18,480
Receivable for variation margin on open futures contracts	255,528
Receivable from affiliate	8,993
Total assets	$555,157,367
Liabilities
Payable for when-issued/delayed delivery/forward commitment securities	$ 26,728,860
Payable to affiliates:
Investment adviser fee	196,313
Trustees' fees	6,705
Accrued expenses	97,835
Total liabilities	$ 27,029,713
Net Assets applicable to investors' interest in Portfolio	$528,127,654
24
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $421)	$ 141,822
Dividend income from affiliated investments	21,223
Interest income (net of foreign taxes withheld of $1,725)	6,777,282
Interest income from affiliated investments	83,359
Total investment income	$ 7,023,686
Expenses
Investment adviser fee	$ 1,213,698
Trustees’ fees and expenses	13,236
Custodian fee	75,834
Legal and accounting services	38,386
Miscellaneous	6,849
Total expenses	$ 1,348,003
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 29,597
Total expense reductions	$ 29,597
Net expenses	$ 1,318,406
Net investment income	$ 5,705,280
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (7,813,756)
Investment transactions - affiliated investment	1,326
Futures contracts	(2,393,451)
Net realized loss	$(10,205,881)
Change in unrealized appreciation (depreciation):
Investments	$ (56,945,390)
Investments - affiliated investments	(176,992)
Futures contracts	(265,091)
Net change in unrealized appreciation (depreciation)	$(57,387,473)
Net realized and unrealized loss	$(67,593,354)
Net decrease in net assets from operations	$(61,888,074)
25
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,705,280	$ 11,649,278
Net realized gain (loss)	(10,205,881)	8,512,986
Net change in unrealized appreciation (depreciation)	(57,387,473)	(16,032,763)
Net increase (decrease) in net assets from operations	$ (61,888,074)	$ 4,129,501
Capital transactions:
Contributions	$ 110,766,338	$ 73,755,473
Withdrawals	(91,622,923)	(82,966,119)
Net increase (decrease) in net assets from capital transactions	$ 19,143,415	$ (9,210,646)
Net decrease in net assets	$ (42,744,659)	$ (5,081,145)
Net Assets
At beginning of period	$ 570,872,313	$ 575,953,458
At end of period	$528,127,654	$570,872,313
26
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Financial Highlights

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses (1)	0.49% (2)(3)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	2.12% (2)	2.06%	2.46%	2.86%	2.98%	2.46%
Portfolio Turnover	51% (4)(5)	122% (5)	93% (5)	89%	65%	123%
Total Return(1)	(10.66)% (4)	0.70%	8.16%	9.28%	(0.50)%	4.48%
Net assets, end of period (000’s omitted)	$528,128	$570,872	$575,953	$590,390	$506,016	$479,364
(1)	The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01%, 0.01%, 0.02% and 0.01% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(2)	Annualized.
(3)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(4)	Not annualized.
(5)	Includes the effect of To Be Announced (TBA) transactions.
27

Core Bond Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2022, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 71.0% and 29.0%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Securities. Preferred securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
28

Core Bond Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

E  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
J  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2022, the Portfolio's investment adviser fee amounted to $1,213,698 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to an expense reimbursement, BMR was allocated $26,150 of the Portfolio’s operating expenses for the six months ended June 30, 2022.
Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment adviser fee paid was reduced by $3,447 relating to the Portfolio's investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
29

Core Bond Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the six months ended June 30, 2022 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 89,413,357	$ 104,105,940
U.S. Government and Agency Securities	248,462,282	180,128,088
	$337,875,639	$284,234,028
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 603,417,273
Gross unrealized appreciation	$ 45,566
Gross unrealized depreciation	(54,625,845)
Net unrealized depreciation	$ (54,580,279)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2022 is included in the Portfolio of Investments. At June 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2022 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)
Futures contracts	$247,640	$(742,211)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
30

Core Bond Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(2,393,451)	$(265,091)
(1)	Statement of Operations location: Net realized gain (loss) - Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended June 30, 2022, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$85,504,000	$33,678,000
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2022.
7  Investments in Affiliated Issuers and Funds
The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2022, the value of the Portfolio's investment in affiliated issuers and funds was $11,178,138, which represents 2.1% of the Portfolio's net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.903%, 5/15/49	$ 1,014,911	$ —	$ —	$ —	$ (95,873)	$ 919,038	$ 23,898	$ 993,200
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	1,017,226	—	—	—	(33,552)	990,889	36,112	1,745,000
31

Core Bond Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 2.974%, (1 mo. USD LIBOR + 1.65%), 5/15/36	$ 2,493,382	$ —	$ (310,621)	$ —	$ (47,567)	$ 2,135,189	$ 23,349	$2,210,379
Short-Term Investments
Cash Reserves Fund	38,096,434	122,078,814	(160,176,574)	1,326	—	—	2,657	—
Liquidity Fund	—	52,611,935	(45,478,913)	—	—	7,133,022	18,566	7,133,022
Total				$1,326	$(176,992)	$11,178,138	$104,582
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 61,069,401	$ —	$ 61,069,401
Collateralized Mortgage Obligations	—	12,987,747	—	12,987,747
Commercial Mortgage-Backed Securities	—	63,110,457	—	63,110,457
Corporate Bonds	—	177,773,990	—	177,773,990
Preferred Stocks	3,529,995	—	—	3,529,995
Senior Floating-Rate Loans	—	6,468,662	—	6,468,662
Sovereign Government Bonds	—	6,998,714	—	6,998,714
Taxable Municipal Obligations	—	9,513,745	—	9,513,745
U.S. Government Agency Mortgage-Backed Securities	—	50,498,929	—	50,498,929
U.S. Treasury Obligations	—	150,246,903	—	150,246,903
Short-Term Investments	7,133,022	—	—	7,133,022
Total Investments	$ 10,663,017	$538,668,548	$ —	$ 549,331,565
Futures Contracts	$ 247,640	$ —	$ —	$ 247,640
Total	$ 10,910,657	$538,668,548	$ —	$ 549,579,205
32

Core Bond Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (742,211)	$ —	$ —	$ (742,211)
Total	$ (742,211)	$ —	$ —	$ (742,211)
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
33

Eaton Vance
Core Bond Fund
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds,collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
34

Eaton Vance
Core Bond Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Core Bond Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Core Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to
35

Eaton Vance
Core Bond Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board noted the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.
36

Eaton Vance
Core Bond Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
37

Eaton Vance
Core Bond Fund
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund's Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund's investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund's liquidity risk, and is responsible for making certain reports to the Fund's Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund's portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund's Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund's Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
38

Eaton Vance
Core Bond Fund
June 30, 2022
Officers and Trustees

Officers of Eaton Vance Core Bond Fund
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Core Bond Portfolio
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
39

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
40

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
41

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
42

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Core Bond Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Core Bond Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.22

Eaton Vance
Greater India Fund
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Goldman Sachs Asset Management, L.P. (GSAM), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and GSAM are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2022
Eaton Vance
Greater India Fund

Eaton Vance
Greater India Fund
June 30, 2022
Performance

Portfolio Manager(s) Hiren Dasani, CFA, of Goldman Sachs Asset Management, L.P. (GSAM)
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/02/1994	05/02/1994	(21.34)%	(11.29)%	4.26%	8.39%
Class A with 5.25% Maximum Sales Charge	—	—	(25.47)	(15.94)	3.14	7.80
Class C at NAV	07/07/2006	05/02/1994	(21.46)	(11.74)	3.57	7.78
Class C with 1% Maximum Sales Charge	—	—	(22.25)	(12.53)	3.57	7.78
Class I at NAV	10/01/2009	05/02/1994	(20.86)	(10.58)	4.66	8.76

MSCI India Index	—	—	(15.25)%	(4.80)%	7.25%	8.13%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.49%	2.24%	1.24%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Greater India Fund
June 30, 2022
Fund Profile

Sector Allocation (% of net assets)*
Top 10 Holdings (% of net assets)*
ICICI Bank, Ltd.	12.0%
Infosys, Ltd.	11.2
Reliance Industries, Ltd.	8.3
Axis Bank, Ltd.	5.5
State Bank of India	3.1
SBI Life Insurance Co., Ltd.	2.7
HCL Technologies, Ltd.	2.6
Sun Pharmaceutical Industries, Ltd.	2.5
Tata Consumer Products, Ltd.	2.3
Kotak Mahindra Bank, Ltd.	2.3
Total	52.5%

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
*	Excludes cash and cash equivalents.
3

Eaton Vance
Greater India Fund
June 30, 2022
Endnotes and Additional Disclosures

[1]	MSCI India Index is an unmanaged index of common stocks traded in the India market. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Effective September 15, 2016, Goldman Sachs Asset Management International (GSAM beginning October 19, 2017) began sub-advising the Fund. Performance prior to September 15, 2016, reflects the Fund’s performance under a former sub-adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Greater India Fund
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 786.60	$6.87	1.55%
Class C	$1,000.00	$ 785.40	$9.96	2.25%
Class I	$1,000.00	$ 791.40	$5.51	1.24%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.11	$7.75	1.55%
Class C	$1,000.00	$1,013.64	$11.23	2.25%
Class I	$1,000.00	$1,018.65	$6.21	1.24%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Greater India Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investment in Greater India Portfolio, at value (identified cost $160,480,767)	$ 196,498,208
Receivable for Fund shares sold	41,038
Total assets	$196,539,246
Liabilities
Payable for Fund shares redeemed	$ 122,523
Payable to affiliates:
Administration fee	24,999
Distribution and service fees	38,927
Trustees' fees	125
Other	140,537
Accrued expenses	65,020
Total liabilities	$ 392,131
Net Assets	$196,147,115
Sources of Net Assets
Paid-in capital	$ 134,915,025
Distributable earnings	61,232,090
Net Assets	$196,147,115
Class A Shares
Net Assets	$ 130,714,804
Shares Outstanding	3,768,830
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 34.68
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 36.60
Class C Shares
Net Assets	$ 6,496,182
Shares Outstanding	227,265
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 28.58
Class I Shares
Net Assets	$ 58,936,129
Shares Outstanding	1,633,083
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 36.09
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $187,527)	$ 701,785
Expenses allocated from Portfolio	(1,138,059)
Total investment loss from Portfolio	$ (436,274)
Expenses
Administration fee	$ 181,398
Distribution and service fees:
Class A	238,775
Class C	40,685
Trustees’ fees and expenses	250
Custodian fee	12,036
Transfer and dividend disbursing agent fees	109,537
Legal and accounting services	14,497
Printing and postage	24,761
Registration fees	25,891
Miscellaneous	5,805
Total expenses	$ 653,635
Net investment loss	$ (1,089,909)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $1,554,830)	$ 10,641,014
Futures contracts	(739,028)
Foreign currency transactions	3,268
Net realized gain	$ 9,905,254
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $8,174,808)	$ (65,170,703)
Futures contracts	(18,472)
Foreign currency	2,883
Net change in unrealized appreciation (depreciation)	$(65,186,292)
Net realized and unrealized loss	$(55,281,038)
Net decrease in net assets from operations	$(56,370,947)
7
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (1,089,909)	$ (2,439,847)
Net realized gain	9,905,254	40,770,335
Net change in unrealized appreciation (depreciation)	(65,186,292)	20,398,858
Net increase (decrease) in net assets from operations	$ (56,370,947)	$ 58,729,346
Distributions to shareholders:
Class A	$ —	$ (15,279,756)
Class C	—	(903,171)
Class I	—	(7,991,474)
Total distributions to shareholders	$ —	$ (24,174,401)
Transactions in shares of beneficial interest:
Class A	$ (13,766,483)	$ 4,517,234
Class C	(759,896)	743,038
Class I	(20,693,614)	14,897,289
Contributed capital from affiliate for shares redeemed:
Class A	175,361	881,304
Class C	22,064	86,067
Class I	771,474	1,786,810
Net increase (decrease) in net assets from Fund share transactions	$ (34,251,094)	$ 22,911,742
Net increase (decrease) in net assets	$ (90,622,041)	$ 57,466,687
Net Assets
At beginning of period	$ 286,769,156	$ 229,302,469
At end of period	$196,147,115	$286,769,156
8
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2022
Financial Highlights

	Class A
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020 (as restated)	2019	2018	2017
Net asset value — Beginning of period	$ 44.090	$ 38.790	$ 34.300	$ 32.020	$ 36.830	$ 26.300
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.193)	$ (0.425)	$ (0.237)	$ (0.188)	$ (0.150)	$ 0.016
Net realized and unrealized gain (loss)	(9.217)	9.728	4.823	3.424	(4.284)	11.737
Total income (loss) from operations	$ (9.410)	$ 9.303	$ 4.586	$ 3.236	$ (4.434)	$ 11.753
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$ (0.376)	$ (1.223)
From net realized gain	—	(4.003)	(0.096)	(0.956)	—	—
Total distributions	$ —	$ (4.003)	$ (0.096)	$ (0.956)	$ (0.376)	$ (1.223)
Net asset value — End of period	$ 34.680	$ 44.090	$ 38.790	$ 34.300	$ 32.020	$ 36.830
Total Return(2)	(21.34)% (3)	24.04%	13.42%	10.46%	(12.13)%	44.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$130,715	$181,368	$155,011	$163,335	$152,967	$192,016
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.55% (5)(6)	1.54%	1.56%	1.63%	1.62%	1.68%
Net investment income (loss)	(0.97)% (6)	(0.98)%	(0.75)%	(0.58)%	(0.44)%	0.05%
Portfolio Turnover of the Portfolio	6% (3)	33%	26%	21%	29%	25%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund's share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
9
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020 (as restated)	2019	2018	2017
Net asset value — Beginning of period	$ 36.390	$ 32.810	$ 29.230	$ 27.620	$ 32.050	$ 23.020
Income (Loss) From Operations
Net investment loss(1)	$ (0.274)	$ (0.616)	$ (0.385)	$ (0.363)	$ (0.334)	$ (0.186)
Net realized and unrealized gain (loss)	(7.536)	8.199	4.061	2.929	(3.720)	10.247
Total income (loss) from operations	$ (7.810)	$ 7.583	$ 3.676	$ 2.566	$ (4.054)	$10.061
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$ (0.376)	$ (1.031)
From net realized gain	—	(4.003)	(0.096)	(0.956)	—	—
Total distributions	$ —	$ (4.003)	$ (0.096)	$ (0.956)	$ (0.376)	$ (1.031)
Net asset value — End of period	$28.580	$36.390	$32.810	$29.230	$27.620	$32.050
Total Return(2)	(21.46)% (3)	23.17%	12.64%	9.69%	(12.76)%	43.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,496	$ 9,181	$ 7,548	$ 11,898	$ 21,891	$ 30,195
Ratios (as a percentage of average daily net assets):(4)
Expenses	2.25% (5)(6)	2.24%	2.26%	2.33%	2.32%	2.38%
Net investment loss	(1.67)% (6)	(1.69)%	(1.44)%	(1.30)%	(1.14)%	(0.65)%
Portfolio Turnover of the Portfolio	6% (3)	33%	26%	21%	29%	25%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund's share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
10
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020 (as restated)	2019	2018	2017
Net asset value — Beginning of period	$ 45.600	$ 39.920	$ 35.190	$ 32.730	$ 37.520	$ 26.770
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.139)	$ (0.298)	$ (0.148)	$ (0.092)	$ (0.047)	$ 0.140
Net realized and unrealized gain (loss)	(9.371)	9.981	4.974	3.508	(4.367)	11.936
Total income (loss) from operations	$ (9.510)	$ 9.683	$ 4.826	$ 3.416	$ (4.414)	$12.076
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$ (0.376)	$ (1.326)
From net realized gain	—	(4.003)	(0.096)	(0.956)	—	—
Total distributions	$ —	$ (4.003)	$ (0.096)	$ (0.956)	$ (0.376)	$ (1.326)
Net asset value — End of period	$36.090	$45.600	$39.920	$35.190	$32.730	$37.520
Total Return(2)	(20.86)% (3)	24.31%	13.77%	10.79%	(11.85)%	45.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 58,936	$ 96,220	$ 66,744	$ 40,761	$ 37,330	$ 48,595
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.24% (5)(6)	1.24%	1.26%	1.33%	1.32%	1.38%
Net investment income (loss)	(0.67)% (6)	(0.66)%	(0.45)%	(0.27)%	(0.14)%	0.41%
Portfolio Turnover of the Portfolio	6% (3)	33%	26%	21%	29%	25%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund's share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Greater India Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of June 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Eaton Vance
Greater India Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the six months ended June 30, 2022, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Goldman Sachs Asset Management, L.P. (GSAM). BMR pays GSAM a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its pro-rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the administration fee amounted to $181,398.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, EVM earned $15,838 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,064 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended June 30, 2022 in the the amount of $375. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2022 amounted to $238,775 for Class A shares. Effective July 1, 2022, the distribution and service fee pursuant to the Fund’s Class A Plan was reduced to 0.25% per annum of its average daily net assets attributable to Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2022, the Fund paid or accrued to EVD $30,514 for Class C shares.
13

Eaton Vance
Greater India Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2022 amounted to $10,171 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2022, the Fund was informed that EVD received approximately $700 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended June 30, 2022, increases and decreases in the Fund's investment in the Portfolio aggregated $15,590,038 and $47,524,670, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	87,942	$ 3,633,546	235,749	$ 10,423,509
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	318,323	13,799,306
Redemptions	(441,561)	(17,722,761)	(438,592)	(19,820,692)
Converted from Class C shares	8,533	322,732	2,456	115,111
Net increase (decrease)	(345,086)	$(13,766,483)	117,936	$ 4,517,234
Class C
Sales	18,201	$ 639,729	47,927	$ 1,751,246
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	25,165	900,899
Redemptions	(32,908)	(1,076,893)	(47,907)	(1,793,996)
Converted to Class A shares	(10,345)	(322,732)	(2,915)	(115,111)
Net increase (decrease)	(25,052)	$ (759,896)	22,270	$ 743,038
Class I
Sales	601,394	$ 25,638,589	996,118	$ 43,052,707
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	161,306	7,234,565
Redemptions	(1,078,270)	(46,332,203)	(719,500)	(35,389,983)
Net increase (decrease)	(476,876)	$(20,693,614)	437,924	$ 14,897,289
14

Eaton Vance
Greater India Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

8  Restatement
As disclosed in the Fund’s December 31, 2021 financial statements, it was determined that the Fund’s investment in the Portfolio was overstated, thereby resulting in an overstatement of the Fund’s net assets and net asset value (NAV) per share for each class, because the Portfolio’s accrual for foreign capital gains taxes had been understated since June 2, 2020. Since the amount of the misstatement was concluded to be material, the Fund’s daily net assets and NAV per share for each class were revised from June 2, 2020 through December 31, 2021 and through the date of correction on March 7, 2022 (the error period), to reflect the correct accrual for foreign capital gains taxes.
In accordance with the Fund’s NAV correction policy, the Fund commenced reprocessing shareholder transactions during the six months ended June 30, 2022 where shareholders were negatively impacted during the error period. In addition, EVM contributed capital to the Fund of $968,899 and $2,754,181 for the six months ended June 30, 2022 and the year ended December 31, 2021, respectively, for overpayments to redeeming shareholders resulting from the overstatement of the Fund's net assets and NAV per share for each class during such periods. The amounts are reflected as Contributed capital from affiliate for shares redeemed on the Statements of Changes in Net Assets and were paid to the Fund in March 2022.
The Fund restated its Financial Highlights for the year ended December 31, 2020 as disclosed in the Fund’s December 31, 2021 financial statements. The following table presents previously reported balances and restated balances and excludes balances for the Financial Highlights that were not restated. See Note 10 at the Portfolio’s financial statements included herein for the restatement of the Portfolio’s previously reported Financial Highlights balances for the year ended December 31, 2020.
	As Previously Reported	As Restated
Financial Highlights — Class A
Net realized and unrealized gain (loss)	$ 6.263	$ 4.823
Total income (loss) from operations	6.026	4.586
Net Asset value—end of year	40.230	38.790
Total Return	17.64%	13.42%
Net assets, end of year (000's omitted)	$160,570	$155,011
Financial Highlights — Class C
Net realized and unrealized gain (loss)	$ 5.281	$ 4.061
Total income (loss) from operations	4.896	3.676
Net Asset value—end of year	34.030	32.810
Total Return	16.82%	12.64%
Net assets, end of year (000's omitted)	$ 7,804	$ 7,548
Financial Highlights — Class I
Net realized and unrealized gain (loss)	$ 6.454	$ 4.974
Total income (loss) from operations	6.306	4.826
Net Asset value—end of year	41.400	39.920
Total Return	17.99%	13.77%
Net assets, end of year (000's omitted)	$ 68,863	$ 66,744
15

Greater India Portfolio
June 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 101.9%
Security	Shares	Value
India — 101.9%
Air Freight & Logistics — 0.3%
Delhivery, Ltd. (1)	82,237	$ 526,917
		$ 526,917
Auto Components — 2.6%
Sona BLW Precision Forgings, Ltd.(2)	292,781	$ 2,065,771
Sundram Fasteners, Ltd.	131,433	1,198,643
Tube Investments of India, Ltd.	77,320	1,815,849
		$ 5,080,263
Automobiles — 5.2%
Mahindra & Mahindra, Ltd.	226,421	$ 3,139,978
Maruti Suzuki India, Ltd.	27,159	2,916,129
Tata Motors, Ltd.(1)	807,986	4,203,834
		$ 10,259,941
Banks — 24.4%
Axis Bank, Ltd.(1)	1,345,111	$ 10,862,985
Federal Bank, Ltd.	1,650,418	1,905,008
HDFC Bank, Ltd.	59,356	1,013,699
ICICI Bank, Ltd.	2,633,784	23,628,254
Kotak Mahindra Bank, Ltd.	211,203	4,458,552
State Bank of India	1,030,963	6,110,226
		$ 47,978,724
Beverages — 1.9%
United Spirits, Ltd.(1)	379,718	$ 3,668,765
		$ 3,668,765
Building Products — 0.5%
Kajaria Ceramics, Ltd.	85,334	$ 1,025,727
		$ 1,025,727
Chemicals — 1.7%
Atul, Ltd.	11,387	$ 1,156,356
Navin Fluorine International, Ltd.	46,183	2,148,762
		$ 3,305,118
Construction & Engineering — 1.1%
Voltas, Ltd.	169,824	$ 2,095,957
		$ 2,095,957
Security	Shares	Value
Construction Materials — 0.3%
JK Cement, Ltd.	25,295	$ 675,536
		$ 675,536
Consumer Finance — 0.7%
SBI Cards & Payment Services, Ltd.	139,222	$ 1,350,073
		$ 1,350,073
Diversified Financial Services — 1.8%
Bajaj Finserv, Ltd.	24,865	$ 3,458,295
		$ 3,458,295
Electronic Equipment, Instruments & Components — 0.7%
Honeywell Automation India, Ltd.	3,034	$ 1,301,859
		$ 1,301,859
Food & Staples Retailing — 2.3%
Avenue Supermarts, Ltd.(1)(2)	82,169	$ 3,536,027
Medplus Health Services, Ltd.(1)	109,235	1,062,795
		$ 4,598,822
Food Products — 2.3%
Tata Consumer Products, Ltd.	509,479	$ 4,561,040
		$ 4,561,040
Gas Utilities — 0.4%
Gujarat Gas, Ltd.	144,858	$ 764,482
		$ 764,482
Health Care Providers & Services — 1.3%
Apollo Hospitals Enterprise, Ltd.	56,116	$ 2,615,158
		$ 2,615,158
Hotels, Restaurants & Leisure — 1.5%
Devyani International, Ltd.(1)	578,588	$ 1,145,741
Jubilant FoodWorks, Ltd.	262,640	1,712,806
		$ 2,858,547
Household Durables — 1.7%
Crompton Greaves Consumer Electricals, Ltd.	503,396	$ 2,176,088
Dixon Technologies India, Ltd.	26,438	1,197,753
		$ 3,373,841
Independent Power and Renewable Electricity Producers — 1.5%
NTPC, Ltd.	1,585,859	$ 2,867,553
		$ 2,867,553

16
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 4.3%
ICICI Lombard General Insurance Co., Ltd.(2)	165,875	$ 2,342,983
PB Fintech, Ltd.(1)	114,698	825,834
SBI Life Insurance Co., Ltd.(2)	394,005	5,376,670
		$ 8,545,487
Interactive Media & Services — 1.6%
Info Edge India, Ltd.	65,468	$ 3,152,836
		$ 3,152,836
Internet & Direct Marketing Retail — 1.5%
FSN E-Commerce Ventures, Ltd.(1)	69,630	$ 1,234,891
Zomato, Ltd.(1)	2,349,082	1,616,207
		$ 2,851,098
IT Services — 18.0%
Coforge, Ltd.	53,741	$ 2,416,522
HCL Technologies, Ltd.	407,327	5,033,126
Infosys, Ltd.	1,185,036	21,989,531
Persistent Systems, Ltd.	59,363	2,574,975
Wipro, Ltd.	647,152	3,421,594
		$ 35,435,748
Machinery — 0.9%
Grindwell Norton, Ltd.	86,000	$ 1,839,779
		$ 1,839,779
Metals & Mining — 3.1%
APL Apollo Tubes, Ltd.(1)	156,608	$ 1,692,160
Hindalco Industries, Ltd.	792,877	3,409,608
Jindal Steel & Power, Ltd.	227,782	945,465
		$ 6,047,233
Multiline Retail — 0.8%
Trent, Ltd.	113,576	$ 1,568,137
		$ 1,568,137
Oil, Gas & Consumable Fuels — 8.3%
Reliance Industries, Ltd.	495,925	$ 16,333,172
		$ 16,333,172
Personal Products — 2.7%
Emami, Ltd.	308,764	$ 1,657,440
Godrej Consumer Products, Ltd.(1)	374,841	3,614,438
		$ 5,271,878
Security	Shares	Value
Pharmaceuticals — 5.2%
Gland Pharma, Ltd.(1)(2)	50,542	$ 1,731,790
Ipca Laboratories, Ltd.	118,255	1,336,195
Lupin, Ltd.	1	8
Sun Pharmaceutical Industries, Ltd.	477,353	5,030,212
Torrent Pharmaceuticals, Ltd.	58,307	2,108,289
		$ 10,206,494
Real Estate Management & Development — 1.9%
Godrej Properties, Ltd.(1)	117,693	$ 1,765,160
Oberoi Realty, Ltd.(1)	214,170	1,988,894
		$ 3,754,054
Software — 0.7%
Zensar Technologies, Ltd.	395,433	$ 1,376,807
		$ 1,376,807
Thrifts & Mortgage Finance — 0.7%
Housing Development Finance Corp., Ltd.	49,704	$ 1,364,535
		$ 1,364,535
Total India (identified cost $157,786,087)		$200,113,876
Total Common Stocks (identified cost $157,786,087)		$200,113,876

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(3)	1,634,332	$ 1,634,332
Total Short-Term Investments (identified cost $1,634,332)		$ 1,634,332
Total Investments — 102.7% (identified cost $159,420,419)		$201,748,208
Other Assets, Less Liabilities — (2.7)%		$ (5,247,796)
Net Assets — 100.0%		$196,500,412

17
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $15,053,241 or 7.7% of the Portfolio's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
SGX CNX Nifty Index	82	Long	7/28/22	$2,588,347	$ (4,832)
					$(4,832)
18
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Unaffiliated investments, at value (identified cost $157,786,087)	$ 200,113,876
Affiliated investment, at value (identified cost $1,634,332)	1,634,332
Deposits for derivatives collateral — futures contracts	144,320
Foreign currency, at value (identified cost $785,388)	785,383
Dividends receivable	41,799
Dividends receivable from affiliated investment	4,274
Receivable for investments sold	641,193
Receivable for variation margin on open futures contracts	2,722
Receivable for foreign taxes	43,182
Receivable from affiliate	140,537
Total assets	$203,551,618
Liabilities
Payable for investments purchased	$ 375,562
Payable to affiliates:
Investment adviser fee	141,169
Trustees' fees	3,860
Accrued foreign capital gains taxes	6,370,355
Accrued expenses	160,260
Total liabilities	$ 7,051,206
Net Assets applicable to investors' interest in Portfolio	$196,500,412
19
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $187,529)	$ 696,788
Dividend income from affiliated investment	5,005
Total investment income	$ 701,793
Expenses
Investment adviser fee	$ 1,025,104
Trustees’ fees and expenses	8,124
Custodian fee	70,725
Legal and accounting services	26,703
Miscellaneous	8,134
Total expenses	$ 1,138,790
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 722
Total expense reductions	$ 722
Net expenses	$ 1,138,068
Net investment loss	$ (436,275)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $1,554,847)	$ 10,641,124
Futures contracts	(739,036)
Foreign currency transactions	3,268
Net realized gain	$ 9,905,356
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $8,174,808)	$ (65,171,537)
Futures contracts	(18,472)
Foreign currency	2,883
Net change in unrealized appreciation (depreciation)	$(65,187,126)
Net realized and unrealized loss	$(55,281,770)
Net decrease in net assets from operations	$(55,718,045)
20
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (436,275)	$ (1,063,318)
Net realized gain	9,905,356	40,770,718
Net change in unrealized appreciation (depreciation)	(65,187,126)	20,399,100
Net increase (decrease) in net assets from operations	$ (55,718,045)	$ 60,106,500
Capital transactions:
Contributions	$ 15,590,038	$ 31,649,737
Withdrawals	(47,524,670)	(36,627,830)
Net decrease in net assets from capital transactions	$ (31,934,632)	$ (4,978,093)
Net increase (decrease) in net assets	$ (87,652,677)	$ 55,128,407
Net Assets
At beginning of period	$ 284,153,089	$ 229,024,682
At end of period	$196,500,412	$284,153,089
21
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2022
Financial Highlights

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data			2021	2020 (as restated)	2019	2018	2017
Ratios (as a percentage of average daily net assets):
Expenses	0.95% (1)(2)	0.95%	0.93%	0.98%	0.98%	0.98%
Net investment income (loss)	(0.36)% (1)	(0.39)%	(0.12)%	0.07%	0.19%	0.76%
Portfolio Turnover	6% (3)	33%	26%	21%	29%	25%
Total Return	(20.74)% (3)	24.76%	14.14%	11.17%	(11.57)%	45.78%
Net assets, end of period (000’s omitted)	$196,500	$284,153	$229,025	$216,812	$213,186	$273,437
(1)	Annualized.
(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(3)	Not annualized.
22
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2022, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio
23

Greater India Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

securities, historical effective tax rates on securities sold, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of June 30, 2022, the Portfolio for tax reporting in India had no accumulated losses available to be carried forward to offset future realized gains from the sale of Indian securities.
As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the six months ended June 30, 2022, the investment adviser fee amounted to $1,025,104 or 0.85% (annualized) of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Goldman Sachs Asset Management, L.P. (GSAM). BMR pays GSAM a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned
24

Greater India Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment adviser fee paid was reduced by $722 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $15,012,548 and $49,785,685, respectively, for the six months ended June 30, 2022.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 161,074,854
Gross unrealized appreciation	$ 52,825,971
Gross unrealized depreciation	(12,157,449)
Net unrealized appreciation	$ 40,668,522
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2022 is included in the Portfolio of Investments. At June 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity index futures contracts to manage cash flows.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2022 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Futures contracts	$ —	$(4,832)
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
25

Greater India Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(739,036)	$(18,472)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2022, which is indicative of the volume of this derivative type, was approximately $2,428,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2022.
7  Investments in Affiliated Funds
At June 30, 2022, the value of the Portfolio's investment in affiliated funds was $1,634,332, which represents 0.8% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$15,770,786	$(14,136,454)	$ —	$ —	$1,634,332	$5,005	1,634,332
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
26

Greater India Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

At June 30, 2022, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 3,152,836	$ —	$ 3,152,836
Consumer Discretionary	—	25,991,827	—	25,991,827
Consumer Staples	—	18,100,505	—	18,100,505
Energy	—	16,333,172	—	16,333,172
Financials	—	62,697,114	—	62,697,114
Health Care	—	12,821,652	—	12,821,652
Industrials	526,917	4,961,463	—	5,488,380
Information Technology	—	38,114,414	—	38,114,414
Materials	—	10,027,887	—	10,027,887
Real Estate	—	3,754,054	—	3,754,054
Utilities	—	3,632,035	—	3,632,035
Total Common Stocks	$ 526,917	$ 199,586,959*	$ —	$ 200,113,876
Short-Term Investments	$ 1,634,332	$ —	$ —	$ 1,634,332
Total Investments	$2,161,249	$ 199,586,959	$ —	$ 201,748,208
Liability Description
Futures Contracts	$ —	$ (4,832)	$ —	$ (4,832)
Total	$ —	$ (4,832)	$ —	$ (4,832)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Countries within the Indian sub-continent region are considered emerging market countries. The securities markets within the Indian sub-continent are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. The securities markets in these countries are comparatively underdeveloped and may be concentrated in certain sectors. In addition, governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The
27

Greater India Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
10  Restatement
As disclosed in the Portfolio’s December 31, 2021 financial statements, it was determined that the accrual for foreign capital gains taxes had been understated since June 2, 2020.
The Portfolio restated its Financial Highlights for the year ended December 31, 2020 as disclosed in the Portfolio’s December 31, 2021 financial statements. The following table presents previously reported balances and restated balances after the adjustment for accrued foreign capital gains taxes and excludes balances for the Financial Highlights that were not restated.
Financial Highlights	As Previously Reported	As Restated
Total Return	18.38%	14.14%
Net assets, end of year (000's omitted)	$237,417	$229,025
28

Eaton Vance
Greater India Fund
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
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Eaton Vance
Greater India Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Greater India Fund (the “Fund”), as well as the investment advisory agreement between Greater India Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Goldman Sachs Asset Management, L.P. (the
30

Eaton Vance
Greater India Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

“Sub-adviser”), with respect to the Fund, as well as the sub-advisory agreement between the Adviser and the Sub-adviser with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements for the Fund and the Portfolio (collectively, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund and the Portfolio. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities of companies in India and surrounding countries of the Indian subcontinent provided by investment professionals located in the region. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which the Adviser receives an advisory fee from the Portfolio.
The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered certain factors identified by management in response to inquiries
31

Eaton Vance
Greater India Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also considered that Eaton Vance Distributors, Inc., the principal underwriter of the Fund and an affiliate of the Adviser, had contractually agreed to reduce its Rule 12b-1 fees on Class A shares by 5 basis points and noted that such fee rate could not be increased without the approval of a majority of the holders of interests in Class A shares of the Fund.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
32

Eaton Vance
Greater India Fund
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
33

Eaton Vance
Greater India Fund
June 30, 2022
Officers and Trustees

Officers of Eaton Vance Greater India Fund
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Greater India Portfolio
Edward J. Perkin President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Greater India Fund and Greater India Portfolio
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
34

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
35

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
36

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
37

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This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Greater India Fund
and Greater India Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser of Eaton Vance Greater India Fund
and Greater India Portfolio
Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282
Administrator of Eaton Vance Greater India Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7693    6.30.22

Eaton Vance
Special Equities Fund
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2022
Eaton Vance
Special Equities Fund

Eaton Vance
Special Equities Fund
June 30, 2022
Performance

Portfolio Manager(s) Michael D. McLean, CFA and J. Griffith Noble, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/22/1968	04/22/1968	(19.89)%	(15.46)%	7.22%	9.31%
Class A with 5.25% Maximum Sales Charge	—	—	(24.08)	(19.90)	6.07	8.72
Class C at NAV	11/17/1994	04/22/1968	(20.21)	(16.08)	6.42	8.66
Class C with 1% Maximum Sales Charge	—	—	(21.01)	(16.81)	6.42	8.66
Class I at NAV	07/29/2011	04/22/1968	(19.81)	(15.26)	7.49	9.59

Russell 2500™ Index	—	—	(21.81)%	(21.00)%	7.04%	10.48%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.18%	1.93%	0.93%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Special Equities Fund
June 30, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Performance Food Group Co.	3.2%
Dorman Products, Inc.	2.7
CBIZ, Inc.	2.5
Selective Insurance Group, Inc.	2.4
R1 RCM, Inc.	2.4
W.R. Berkley Corp.	2.3
SouthState Corp.	2.2
Valvoline, Inc.	2.2
Commerce Bancshares, Inc.	2.1
Ryan Specialty Holdings, Inc., Class A	2.1
Total	24.1%

*	Excludes cash and cash equivalents.

3

Eaton Vance
Special Equities Fund
June 30, 2022
Endnotes and Additional Disclosures

[1]	Russell 2500™ Index is an unmanaged index of approximately 2,500 small-and mid-cap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Special Equities Fund
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 801.10	$5.36**	1.20%
Class C	$1,000.00	$ 797.90	$8.69**	1.95%
Class I	$1,000.00	$ 801.90	$4.24**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.84	$6.01**	1.20%
Class C	$1,000.00	$1,015.13	$9.74**	1.95%
Class I	$1,000.00	$1,020.08	$4.76**	0.95%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.
5

Eaton Vance
Special Equities Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value
Aerospace & Defense — 2.5%
Hexcel Corp.	15,071	$ 788,364
Woodward, Inc.	5,565	514,707
		$ 1,303,071
Auto Components — 4.9%
Dana, Inc.	37,025	$ 520,942
Dorman Products, Inc.(1)	12,410	1,361,501
Visteon Corp.(1)	6,045	626,141
		$ 2,508,584
Automobiles — 1.0%
Harley-Davidson, Inc.	15,615	$ 494,371
		$ 494,371
Banks — 8.4%
Commerce Bancshares, Inc.	16,574	$ 1,088,083
CVB Financial Corp.	22,285	552,891
M&T Bank Corp.	6,430	1,024,878
SouthState Corp.	15,015	1,158,407
Wintrust Financial Corp.	6,370	510,555
		$ 4,334,814
Biotechnology — 1.2%
Neurocrine Biosciences, Inc.(1)	6,535	$ 637,032
		$ 637,032
Building Products — 4.1%
AAON, Inc.	14,840	$ 812,639
AZEK Co., Inc. (The)(1)	48,464	811,287
Hayward Holdings, Inc.(1)	32,310	464,941
		$ 2,088,867
Capital Markets — 2.5%
Cohen & Steers, Inc.	5,024	$ 319,476
MarketAxess Holdings, Inc.	2,060	527,381
Tradeweb Markets, Inc., Class A	6,425	438,506
		$ 1,285,363
Chemicals — 3.3%
Quaker Chemical Corp.	3,815	$ 570,419
Security	Shares	Value
Chemicals (continued)
Valvoline, Inc.	39,535	$ 1,139,794
		$ 1,710,213
Commercial Services & Supplies — 1.7%
MillerKnoll, Inc.	34,095	$ 895,676
		$ 895,676
Communications Equipment — 1.8%
F5, Inc.(1)	6,125	$ 937,370
		$ 937,370
Containers & Packaging — 1.4%
AptarGroup, Inc.	6,960	$ 718,342
		$ 718,342
Diversified Consumer Services — 2.3%
Bright Horizons Family Solutions, Inc.(1)	3,475	$ 293,707
Terminix Global Holdings, Inc.(1)	22,300	906,495
		$ 1,200,202
Electric Utilities — 1.2%
Alliant Energy Corp.	10,944	$ 641,428
		$ 641,428
Electrical Equipment — 0.5%
Generac Holdings, Inc.(1)	1,110	$ 233,744
		$ 233,744
Electronic Equipment, Instruments & Components — 1.1%
National Instruments Corp.	17,480	$ 545,900
		$ 545,900
Equity Real Estate Investment Trusts (REITs) — 7.0%
CubeSmart	16,307	$ 696,635
EastGroup Properties, Inc.	5,470	844,185
Equity LifeStyle Properties, Inc.	10,105	712,099
Rexford Industrial Realty, Inc.	12,445	716,708
STORE Capital Corp.	23,425	610,924
		$ 3,580,551
Food & Staples Retailing — 3.2%
Performance Food Group Co.(1)	35,833	$ 1,647,601
		$ 1,647,601

6
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 5.4%
Cooper Cos., Inc. (The)	1,086	$ 340,048
Envista Holdings Corp.(1)	25,370	977,760
ICU Medical, Inc.(1)	2,158	354,753
Tandem Diabetes Care, Inc.(1)	5,330	315,483
Teleflex, Inc.	3,249	798,767
		$ 2,786,811
Health Care Providers & Services — 7.3%
Addus HomeCare Corp.(1)	4,595	$ 382,672
Agiliti, Inc.(1)	45,145	925,924
Amedisys, Inc.(1)	1,905	200,254
Chemed Corp.	2,145	1,006,841
R1 RCM, Inc.(1)	57,725	1,209,916
		$ 3,725,607
Hotels, Restaurants & Leisure — 2.0%
Texas Roadhouse, Inc.	6,240	$ 456,768
Wyndham Hotels & Resorts, Inc.	8,400	552,048
		$ 1,008,816
Insurance — 8.8%
RLI Corp.	8,762	$ 1,021,562
Ryan Specialty Holdings, Inc., Class A(1)	26,891	1,053,858
Selective Insurance Group, Inc.	14,435	1,254,979
W.R. Berkley Corp.	17,555	1,198,304
		$ 4,528,703
Interactive Media & Services — 1.4%
CarGurus, Inc.(1)	33,915	$ 728,833
		$ 728,833
IT Services — 0.8%
Euronet Worldwide, Inc.(1)	4,096	$ 412,017
		$ 412,017
Machinery — 4.5%
Chart Industries, Inc.(1)	3,435	$ 574,950
Graco, Inc.	14,145	840,355
Middleby Corp.(1)	7,045	883,161
		$ 2,298,466
Multi-Utilities — 1.2%
CMS Energy Corp.	9,495	$ 640,912
		$ 640,912
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.4%
Archaea Energy, Inc.(1)	13,190	$ 204,841
		$ 204,841
Pharmaceuticals — 1.3%
Jazz Pharmaceuticals PLC(1)	4,355	$ 679,423
		$ 679,423
Professional Services — 2.5%
CBIZ, Inc.(1)	32,410	$ 1,295,104
		$ 1,295,104
Road & Rail — 1.1%
Landstar System, Inc.	3,815	$ 554,777
		$ 554,777
Semiconductors & Semiconductor Equipment — 1.2%
Ambarella, Inc.(1)	1,705	$ 111,609
Silicon Laboratories, Inc.(1)	3,650	511,803
		$ 623,412
Software — 7.2%
ACI Worldwide, Inc.(1)	14,243	$ 368,751
Altair Engineering, Inc., Class A(1)	18,547	973,718
Ceridian HCM Holding, Inc.(1)	5,715	269,062
Clearwater Analytics Holdings, Inc., Class A(1)	24,735	297,809
Envestnet, Inc.(1)	10,720	565,695
Fair Isaac Corp.(1)	2,100	841,890
nCino, Inc.(1)	11,784	364,361
		$ 3,681,286
Specialty Retail — 2.6%
Burlington Stores, Inc.(1)	1,290	$ 175,737
Five Below, Inc.(1)	4,060	460,526
Floor & Decor Holdings, Inc., Class A(1)	2,760	173,769
National Vision Holdings, Inc.(1)	18,466	507,815
		$ 1,317,847
Trading Companies & Distributors — 2.8%
Core & Main, Inc., Class A(1)	33,960	$ 757,308
Herc Holdings, Inc.	7,675	691,901
		$ 1,449,209
Total Common Stocks (identified cost $47,689,939)		$50,699,193

7
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(2)	710,151	$ 710,151
Total Short-Term Investments (identified cost $710,151)		$ 710,151
Total Investments — 100.0% (identified cost $48,400,090)		$51,409,344
Other Assets, Less Liabilities — (0.0)%(3)		$ (12,327)
Net Assets — 100.0%		$51,397,017
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(3)	Amount is less than (0.05)%.
8
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Unaffiliated investments, at value (identified cost $47,689,939)	$ 50,699,193
Affiliated investment, at value (identified cost $710,151)	710,151
Dividends receivable	54,089
Dividends receivable from affiliated investment	653
Receivable for Fund shares sold	6,984
Receivable from affiliate	7,345
Total assets	$51,478,415
Liabilities
Payable for Fund shares redeemed	$ 9,343
Payable to affiliates:
Investment adviser fee	26,929
Distribution and service fees	6,082
Trustees' fees	960
Accrued expenses	38,084
Total liabilities	$ 81,398
Net Assets	$51,397,017
Sources of Net Assets
Paid-in capital	$ 45,551,656
Distributable earnings	5,845,361
Net Assets	$51,397,017
Class A Shares
Net Assets	$ 27,444,566
Shares Outstanding	1,229,867
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 22.32
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 23.56
Class C Shares
Net Assets	$ 369,349
Shares Outstanding	20,164
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 18.32
Class I Shares
Net Assets	$ 23,583,102
Shares Outstanding	1,016,986
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.19
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income	$ 281,373
Dividend income from affiliated investments	1,106
Total investment income	$ 282,479
Expenses
Investment adviser fee	$ 187,174
Distribution and service fees:
Class A	39,047
Class C	2,443
Trustees’ fees and expenses	1,971
Custodian fee	13,848
Transfer and dividend disbursing agent fees	31,780
Legal and accounting services	18,964
Printing and postage	9,554
Registration fees	21,508
Miscellaneous	6,276
Total expenses	$ 332,565
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 7,623
Total expense reductions	$ 7,623
Net expenses	$ 324,942
Net investment loss	$ (42,463)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 828,760
Investment transactions - affiliated investment	66
Net realized gain	$ 828,826
Change in unrealized appreciation (depreciation):
Investments	$ (13,880,947)
Net change in unrealized appreciation (depreciation)	$(13,880,947)
Net realized and unrealized loss	$(13,052,121)
Net decrease in net assets from operations	$(13,094,584)
10
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (42,463)	$ (114,183)
Net realized gain	828,826	9,871,044
Net change in unrealized appreciation (depreciation)	(13,880,947)	423,395
Net increase (decrease) in net assets from operations	$(13,094,584)	$10,180,256
Distributions to shareholders:
Class A	$ —	$ (4,279,525)
Class C	—	(83,557)
Class I	—	(3,858,486)
Total distributions to shareholders	$ —	$ (8,221,568)
Transactions in shares of beneficial interest:
Class A	$ (1,106,033)	$ 401,547
Class C	(115,183)	(72,289)
Class I	(2,860,974)	15,326,516
Net increase (decrease) in net assets from Fund share transactions	$ (4,082,190)	$15,655,774
Net increase (decrease) in net assets	$(17,176,774)	$17,614,462
Net Assets
At beginning of period	$ 68,573,791	$ 50,959,329
At end of period	$ 51,397,017	$68,573,791
11
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2022
Financial Highlights

	Class A
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 27.860	$ 26.630	$ 24.300	$ 19.820	$ 22.700	$ 21.100
Income (Loss) From Operations
Net investment loss(1)	$ (0.031)	$ (0.086)	$ (0.026)	$ (0.034)	$ (0.036)	$ (0.070)
Net realized and unrealized gain (loss)	(5.509)	5.017	3.086	5.586	(0.982)	3.281
Total income (loss) from operations	$ (5.540)	$ 4.931	$ 3.060	$ 5.552	$ (1.018)	$ 3.211
Less Distributions
From net realized gain	$ —	$ (3.701)	$ (0.730)	$ (1.072)	$ (1.862)	$ (1.611)
Total distributions	$ —	$ (3.701)	$ (0.730)	$ (1.072)	$ (1.862)	$ (1.611)
Net asset value — End of period	$22.320	$27.860	$26.630	$24.300	$19.820	$22.700
Total Return(2)	(19.89)% (3)(4)	18.87%	12.81% (4)	28.12% (4)	(4.95)% (4)	15.38% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 27,445	$ 35,483	$ 33,253	$ 32,825	$ 28,419	$ 32,397
Ratios (as a percentage of average daily net assets):
Expenses	1.20% (4)(5)(6)	1.18%	1.20% (4)	1.29% (4)	1.35% (4)	1.36% (4)
Net investment loss	(0.25)% (6)	(0.29)%	(0.12)%	(0.14)%	(0.15)%	(0.32)%
Portfolio Turnover	21% (3)	58%	41%	39%	41%	65%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The administrator reimbursed certain operating expenses (equal to 0.02%, 0.13%, 0.02%, 0.02% and 0.01% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
12
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 22.960	$ 22.670	$ 20.940	$ 17.330	$ 20.230	$ 19.110
Income (Loss) From Operations
Net investment loss(1)	$ (0.105)	$ (0.259)	$ (0.169)	$ (0.191)	$ (0.195)	$ (0.215)
Net realized and unrealized gain (loss)	(4.535)	4.250	2.629	4.873	(0.843)	2.946
Total income (loss) from operations	$ (4.640)	$ 3.991	$ 2.460	$ 4.682	$ (1.038)	$ 2.731
Less Distributions
From net realized gain	$ —	$ (3.701)	$ (0.730)	$ (1.072)	$ (1.862)	$ (1.611)
Total distributions	$ —	$ (3.701)	$ (0.730)	$ (1.072)	$ (1.862)	$ (1.611)
Net asset value — End of period	$18.320	$22.960	$22.670	$20.940	$17.330	$20.230
Total Return(2)	(20.21)% (3)(4)	18.02%	12.00% (4)	27.14% (4)	(5.66)% (4)	14.46% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 369	$ 594	$ 643	$ 957	$ 1,461	$ 2,243
Ratios (as a percentage of average daily net assets):
Expenses	1.95% (4)(5)(6)	1.93%	1.95% (4)	2.04% (4)	2.10% (4)	2.11% (4)
Net investment loss	(1.02)% (6)	(1.05)%	(0.88)%	(0.94)%	(0.93)%	(1.07)%
Portfolio Turnover	21% (3)	58%	41%	39%	41%	65%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The administrator reimbursed certain operating expenses (equal to 0.02%, 0.13%, 0.02%, 0.02% and 0.01% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
13
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 28.920	$ 27.450	$ 25.010	$ 20.330	$ 23.170	$ 21.460
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.001)	$ (0.004)	$ 0.029	$ 0.032	$ 0.028	$ (0.010)
Net realized and unrealized gain (loss)	(5.729)	5.175	3.193	5.720	(1.006)	3.331
Total income (loss) from operations	$ (5.730)	$ 5.171	$ 3.222	$ 5.752	$ (0.978)	$ 3.321
Less Distributions
From net investment income	$ —	$ —	$ (0.052)	$ —	$ —	$ —
From net realized gain	—	(3.701)	(0.730)	(1.072)	(1.862)	(1.611)
Total distributions	$ —	$ (3.701)	$ (0.782)	$ (1.072)	$ (1.862)	$ (1.611)
Net asset value — End of period	$23.190	$28.920	$27.450	$25.010	$20.330	$23.170
Total Return(2)	(19.81)% (3)(4)	19.19%	13.10% (4)	28.40% (4)	(4.67)% (4)	15.63% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 23,583	$ 32,497	$ 17,063	$ 17,357	$ 11,158	$ 11,216
Ratios (as a percentage of average daily net assets):
Expenses	0.95% (4)(5)(6)	0.93%	0.95% (4)	1.03% (4)	1.10% (4)	1.11% (4)
Net investment income (loss)	(0.01)% (6)	(0.01)%	0.13%	0.13%	0.12%	(0.04)%
Portfolio Turnover	21% (3)	58%	41%	39%	41%	65%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The administrator reimbursed certain operating expenses (equal to 0.02%, 0.13%, 0.02%, 0.02% and 0.01% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
14
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide growth of capital. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business,
15

Eaton Vance
Special Equities Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 48,540,316
Gross unrealized appreciation	$ 7,525,744
Gross unrealized depreciation	(4,656,716)
Net unrealized appreciation	$ 2,869,028
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2022, the Fund’s investment adviser fee amounted to $187,174. Eaton Vance Management (EVM), an affiliate of BMR, and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment adviser fee paid was reduced by $124 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20%, 1.95% and 0.95% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2023. Pursuant to this agreement, EVM was allocated $7,499 of the Fund’s operating expenses for the six months ended June 30, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, EVM earned $12,699 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $575 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
16

Eaton Vance
Special Equities Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2022 amounted to $39,047 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2022, the Fund paid or accrued to EVD $1,832 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2022 amounted to $611 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2022, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $12,903,515 and $16,156,238, respectively, for the six months ended June 30, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	6,053	$ 153,578	31,702	$ 906,185
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	133,492	3,625,656
Redemptions	(50,582)	(1,284,744)	(142,186)	(4,176,755)
Converted from Class C shares	998	25,133	1,662	46,461
Net increase (decrease)	(43,531)	$(1,106,033)	24,670	$ 401,547
17

Eaton Vance
Special Equities Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class C
Sales	—	$ —	393	$ 9,563
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	3,712	83,119
Redemptions	(4,475)	(90,050)	(4,646)	(118,510)
Converted to Class A shares	(1,214)	(25,133)	(1,964)	(46,461)
Net decrease	(5,689)	$ (115,183)	(2,505)	$ (72,289)
Class I
Sales	63,624	$ 1,758,511	597,217	$ 18,272,454
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	136,573	3,849,997
Redemptions	(170,354)	(4,619,485)	(231,670)	(6,795,935)
Net increase (decrease)	(106,730)	$(2,860,974)	502,120	$15,326,516
At June 30, 2022, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 37.9% of the value of the outstanding shares of the Fund.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2022.
9  Investments in Affiliated Funds
At June 30, 2022, the value of the Fund's investment in affiliated funds was $710,151, which represents 1.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$1,463,016	$7,535,347	$(8,998,429)	$ 66	$ —	$ —	$ 239	—
Liquidity Fund	—	2,777,502	(2,067,351)	—	—	710,151	867	710,151
Total				$ 66	$ —	$710,151	$1,106
18

Eaton Vance
Special Equities Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 50,699,193*	$ —	$ —	$ 50,699,193
Short-Term Investments	710,151	—	—	710,151
Total Investments	$51,409,344	$ —	$ —	$51,409,344
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
19

Eaton Vance
Special Equities Fund
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process – Eaton Vance Funds
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
20

Eaton Vance
Special Equities Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Special Equities Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
21

Eaton Vance
Special Equities Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board also considered that, in response to inquiries from the Contract Review Committee, the Fund’s performance record had improved relative to its peers in more recent periods. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021 , as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
22

Eaton Vance
Special Equities Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board did not find that, in light of the level of the Adviser’s 2021 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is warranted at this time.
23

Eaton Vance
Special Equities Fund
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
24

Eaton Vance
Special Equities Fund
June 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
25

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
26

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
28

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7701    6.30.22

Eaton Vance
Dividend Builder Fund
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2022
Eaton Vance
Dividend Builder Fund

Eaton Vance
Dividend Builder Fund
June 30, 2022
Performance

Portfolio Manager(s) Charles B. Gaffney
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/18/1981	12/18/1981	(13.70)%	(4.76)%	10.84%	11.53%
Class A with 5.25% Maximum Sales Charge	—	—	(18.23)	(9.78)	9.65	10.93
Class C at NAV	11/01/1993	12/18/1981	(13.98)	(5.45)	10.01	10.85
Class C with 1% Maximum Sales Charge	—	—	(14.83)	(6.34)	10.01	10.85
Class I at NAV	06/20/2005	12/18/1981	(13.60)	(4.53)	11.11	11.80

S&P 500® Index	—	—	(19.96)%	(10.62)%	11.30%	12.95%
NASDAQ US Broad Dividend AchieversTM Index	—	—	(12.08)	(2.38)	10.25	11.10
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.99%	1.74%	0.74%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Dividend Builder Fund
June 30, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
AbbVie, Inc.	3.2%
Verizon Communications, Inc.	3.2
Bristol-Myers Squibb Co.	3.2
Pfizer, Inc.	3.1
Baker Hughes Co.	2.8
American Financial Group, Inc.	2.7
Allstate Corp. (The)	2.7
JPMorgan Chase & Co.	2.6
Comcast Corp., Class A	2.5
Danaher Corp.	2.4
Total	28.4%

*	Excludes cash and cash equivalents.

3

Eaton Vance
Dividend Builder Fund
June 30, 2022
Endnotes and Additional Disclosures

[1]	S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. NASDAQ US Broad Dividend AchieversTM Index is an unmanaged index of US stocks with at least ten consecutive years of increasing annual regular dividends. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Dividend Builder Fund
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 863.00	$4.62	1.00%
Class C	$1,000.00	$ 860.20	$8.07	1.75%
Class I	$1,000.00	$ 864.00	$3.47	0.75%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.84	$5.01	1.00%
Class C	$1,000.00	$1,016.12	$8.75	1.75%
Class I	$1,000.00	$1,021.08	$3.76	0.75%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021.
5

Eaton Vance
Dividend Builder Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.0%
Security	Shares	Value
Banks — 7.0%
JPMorgan Chase & Co.	212,200	$ 23,895,842
PNC Financial Services Group, Inc. (The)	124,900	19,705,473
Truist Financial Corp.	438,100	20,779,083
		$ 64,380,398
Beverages — 4.5%
Coca-Cola Europacific Partners PLC	396,500	$ 20,463,365
PepsiCo, Inc.	125,900	20,982,494
		$ 41,445,859
Biotechnology — 5.3%
AbbVie, Inc.	190,800	$ 29,222,928
Amgen, Inc.	80,900	19,682,970
		$ 48,905,898
Capital Markets — 4.0%
BlackRock, Inc.	23,600	$ 14,373,344
CME Group, Inc.	55,900	11,442,730
S&P Global, Inc.	31,300	10,549,978
		$ 36,366,052
Chemicals — 1.7%
FMC Corp.	146,800	$ 15,709,068
		$ 15,709,068
Commercial Services & Supplies — 1.9%
Waste Management, Inc.	115,400	$ 17,653,892
		$ 17,653,892
Communications Equipment — 1.4%
Cisco Systems, Inc.	294,800	$ 12,570,272
		$ 12,570,272
Containers & Packaging — 1.6%
Packaging Corp. of America	106,800	$ 14,685,000
		$ 14,685,000
Diversified Telecommunication Services — 3.2%
Verizon Communications, Inc.	572,100	$ 29,034,075
		$ 29,034,075
Security	Shares	Value
Electric Utilities — 2.7%
Constellation Energy Corp.	89,400	$ 5,119,044
Xcel Energy, Inc.	280,500	19,848,180
		$ 24,967,224
Electrical Equipment — 1.9%
Emerson Electric Co.	220,800	$ 17,562,432
		$ 17,562,432
Energy Equipment & Services — 2.8%
Baker Hughes Co.	876,100	$ 25,293,007
		$ 25,293,007
Equity Real Estate Investment Trusts (REITs) — 3.6%
Healthpeak Properties, Inc.	661,100	$ 17,129,101
Lamar Advertising Co., Class A	184,800	16,256,856
		$ 33,385,957
Food & Staples Retailing — 2.3%
Sysco Corp.	246,500	$ 20,881,015
		$ 20,881,015
Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	169,300	$ 18,394,445
Medtronic PLC	213,400	19,152,650
		$ 37,547,095
Health Care Providers & Services — 2.1%
Elevance Health, Inc.	39,600	$ 19,110,168
		$ 19,110,168
Household Products — 2.1%
Procter & Gamble Co. (The)	131,000	$ 18,836,490
		$ 18,836,490
Independent Power and Renewable Electricity Producers — 2.4%
NextEra Energy Partners, L.P.	293,500	$ 21,765,960
		$ 21,765,960
Insurance — 5.4%
Allstate Corp. (The)	193,200	$ 24,484,236
American Financial Group, Inc.	176,800	24,541,608
		$ 49,025,844

6

Eaton Vance
Dividend Builder Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 0.8%
Alphabet, Inc., Class A(1)	3,500	$ 7,627,410
		$ 7,627,410
IT Services — 4.7%
Automatic Data Processing, Inc.	84,700	$ 17,790,388
Broadridge Financial Solutions, Inc.	110,600	15,766,030
Fidelity National Information Services, Inc.	100,300	9,194,501
		$ 42,750,919
Life Sciences Tools & Services — 2.4%
Danaher Corp.	87,700	$ 22,233,704
		$ 22,233,704
Machinery — 3.6%
Illinois Tool Works, Inc.	101,000	$ 18,407,250
Westinghouse Air Brake Technologies Corp.	178,200	14,626,656
		$ 33,033,906
Media — 3.4%
Comcast Corp., Class A	583,400	$ 22,892,616
Interpublic Group of Cos., Inc. (The)	297,300	8,184,669
		$ 31,077,285
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(2)	109,900	$ 4,160,814
		$ 4,160,814
Multi-Utilities — 2.0%
Sempra Energy	121,900	$ 18,317,913
		$ 18,317,913
Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	375,700	$ 28,928,900
Pfizer, Inc.	549,200	28,794,556
		$ 57,723,456
Professional Services — 2.0%
Booz Allen Hamilton Holding Corp.	199,900	$ 18,062,964
		$ 18,062,964
Road & Rail — 1.9%
Union Pacific Corp.	80,800	$ 17,233,024
		$ 17,233,024
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 5.4%
Broadcom, Inc.	42,500	$ 20,646,925
Lam Research Corp.	32,100	13,679,415
Texas Instruments, Inc.	96,000	14,750,400
		$ 49,076,740
Software — 1.4%
Microsoft Corp.	50,467	$ 12,961,439
		$ 12,961,439
Specialty Retail — 3.7%
Bath & Body Works, Inc.	171,800	$ 4,624,856
Best Buy Co., Inc.	137,500	8,963,625
Home Depot, Inc. (The)	73,500	20,158,845
		$ 33,747,326
Total Common Stocks (identified cost $865,960,380)		$897,132,606

Short-Term Investments — 2.1%
Affiliated Fund — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(3)	17,610,612	$ 17,610,612
Total Affiliated Fund (identified cost $17,610,612)		$ 17,610,612

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(4)	1,100,888	$ 1,100,888
Total Securities Lending Collateral (identified cost $1,100,888)		$ 1,100,888
Total Short-Term Investments (identified cost $18,711,500)		$ 18,711,500
Total Investments — 100.1% (identified cost $884,671,880)		$915,844,106
Other Assets, Less Liabilities — (0.1)%		$ (812,653)
Net Assets — 100.0%		$915,031,453

7

Eaton Vance
Dividend Builder Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $4,119,206.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(4)	Represents investment of cash collateral received in connection with securities lending.
8

Eaton Vance
Dividend Builder Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Unaffiliated investments, at value (identified cost $867,061,268) — including $4,119,206 of securities on loan	$ 898,233,494
Affiliated investment, at value (identified cost $17,610,612)	17,610,612
Dividends receivable	1,461,971
Dividends receivable from affiliated investment	10,641
Receivable for investments sold	2,777,490
Receivable for Fund shares sold	239,189
Securities lending income receivable	213
Tax reclaims receivable	112,302
Total assets	$920,445,912
Liabilities
Collateral for securities loaned	$ 1,100,888
Payable for investments purchased	2,888,157
Payable for Fund shares redeemed	492,634
Payable to affiliates:
Investment adviser fee	488,246
Distribution and service fees	163,111
Trustees' fees	8,460
Accrued expenses	272,963
Total liabilities	$ 5,414,459
Net Assets	$915,031,453
Sources of Net Assets
Paid-in capital	$ 623,470,398
Distributable earnings	291,561,055
Net Assets	$915,031,453
Class A Shares
Net Assets	$ 685,745,565
Shares Outstanding	40,316,650
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 17.01
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 17.95
Class C Shares
Net Assets	$ 22,807,948
Shares Outstanding	1,331,057
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 17.14
Class I Shares
Net Assets	$ 206,477,940
Shares Outstanding	12,149,661
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.99
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $1,617)	$ 14,290,129
Dividend income from affiliated investments	16,108
Securities lending income, net	794
Total investment income	$ 14,307,031
Expenses
Investment adviser fee	$ 3,176,812
Distribution and service fees:
Class A	938,240
Class C	124,804
Trustees’ fees and expenses	22,941
Custodian fee	123,934
Transfer and dividend disbursing agent fees	265,096
Legal and accounting services	34,795
Printing and postage	37,677
Registration fees	26,074
Miscellaneous	27,785
Total expenses	$ 4,778,158
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 2,140
Total expense reductions	$ 2,140
Net expenses	$ 4,776,018
Net investment income	$ 9,531,013
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 156,336,443
Investment transactions - affiliated investment	(168)
Net realized gain	$ 156,336,275
Change in unrealized appreciation (depreciation):
Investments	$ (312,606,979)
Foreign currency	(4,727)
Net change in unrealized appreciation (depreciation)	$(312,611,706)
Net realized and unrealized loss	$(156,275,431)
Net decrease in net assets from operations	$(146,744,418)
10
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,531,013	$ 19,696,696
Net realized gain	156,336,275	168,744,483
Net change in unrealized appreciation (depreciation)	(312,611,706)	34,823,907
Net increase (decrease) in net assets from operations	$ (146,744,418)	$ 223,265,086
Distributions to shareholders:
Class A	$ (5,400,110)	$ (51,288,730)
Class C	(82,340)	(1,524,848)
Class I	(1,882,076)	(15,397,929)
Total distributions to shareholders	$ (7,364,526)	$ (68,211,507)
Transactions in shares of beneficial interest:
Class A	$ (19,803,088)	$ (21,722,994)
Class C	(712,870)	(6,037,273)
Class I	1,397,938	9,304,894
Net decrease in net assets from Fund share transactions	$ (19,118,020)	$ (18,455,373)
Net increase (decrease) in net assets	$ (173,226,964)	$ 136,598,206
Net Assets
At beginning of period	$1,088,258,417	$ 951,660,211
At end of period	$ 915,031,453	$1,088,258,417
11
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2022
Financial Highlights

	Class A
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 19.850	$ 17.030	$ 15.610	$ 12.510	$ 14.550	$ 13.510
Income (Loss) From Operations
Net investment income(1)	$ 0.172	$ 0.355	$ 0.276	$ 0.227	$ 0.242	$ 0.282
Net realized and unrealized gain (loss)	(2.880)	3.744	1.590	3.607	(0.942)	2.212
Total income (loss) from operations	$ (2.708)	$ 4.099	$ 1.866	$ 3.834	$ (0.700)	$ 2.494
Less Distributions
From net investment income	$ (0.132)	$ (0.344)	$ (0.264)	$ (0.264)	$ (0.264)	$ (0.264)
From net realized gain	—	(0.935)	(0.182)	(0.470)	(1.076)	(1.190)
Total distributions	$ (0.132)	$ (1.279)	$ (0.446)	$ (0.734)	$ (1.340)	$ (1.454)
Net asset value — End of period	$ 17.010	$ 19.850	$ 17.030	$ 15.610	$ 12.510	$ 14.550
Total Return(2)	(13.70)% (3)	24.42%	12.32%	31.09%	(5.40)%	18.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$685,746	$821,560	$725,569	$706,043	$558,487	$674,421
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.00% (5)(6)	0.99%	1.01%	1.01%	1.02%	1.03%
Net investment income	1.88% (5)	1.89%	1.83%	1.57%	1.66%	1.98%
Portfolio Turnover of the Portfolio(7)	—	—	—	—	37% (3)	86%
Portfolio Turnover of the Fund	37% (3)	74%	81%	55%	41% (3)(8)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Dividend Builder Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to June 11, 2018.
12
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 19.990	$ 17.150	$ 15.710	$ 12.580	$ 14.620	$ 13.580
Income (Loss) From Operations
Net investment income(1)	$ 0.104	$ 0.218	$ 0.166	$ 0.115	$ 0.133	$ 0.177
Net realized and unrealized gain (loss)	(2.893)	3.758	1.602	3.636	(0.945)	2.209
Total income (loss) from operations	$ (2.789)	$ 3.976	$ 1.768	$ 3.751	$ (0.812)	$ 2.386
Less Distributions
From net investment income	$ (0.061)	$ (0.201)	$ (0.146)	$ (0.151)	$ (0.152)	$ (0.156)
From net realized gain	—	(0.935)	(0.182)	(0.470)	(1.076)	(1.190)
Total distributions	$ (0.061)	$ (1.136)	$ (0.328)	$ (0.621)	$ (1.228)	$ (1.346)
Net asset value — End of period	$17.140	$19.990	$17.150	$15.710	$ 12.580	$ 14.620
Total Return(2)	(13.98)% (3)	23.43%	11.51%	30.13%	(6.09)%	17.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 22,808	$ 27,405	$ 29,195	$ 56,585	$107,495	$149,298
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.75% (5)(6)	1.74%	1.76%	1.77%	1.77%	1.78%
Net investment income	1.13% (5)	1.15%	1.10%	0.80%	0.91%	1.24%
Portfolio Turnover of the Portfolio(7)	—	—	—	—	37% (3)	86%
Portfolio Turnover of the Fund	37% (3)	74%	81%	55%	41% (3)(8)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Dividend Builder Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to June 11, 2018.
13
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 19.830	$ 17.020	$ 15.600	$ 12.500	$ 14.530	$ 13.500
Income (Loss) From Operations
Net investment income(1)	$ 0.195	$ 0.402	$ 0.313	$ 0.262	$ 0.279	$ 0.316
Net realized and unrealized gain (loss)	(2.879)	3.733	1.591	3.608	(0.932)	2.204
Total income (loss) from operations	$ (2.684)	$ 4.135	$ 1.904	$ 3.870	$ (0.653)	$ 2.520
Less Distributions
From net investment income	$ (0.156)	$ (0.390)	$ (0.302)	$ (0.300)	$ (0.301)	$ (0.300)
From net realized gain	—	(0.935)	(0.182)	(0.470)	(1.076)	(1.190)
Total distributions	$ (0.156)	$ (1.325)	$ (0.484)	$ (0.770)	$ (1.377)	$ (1.490)
Net asset value — End of period	$ 16.990	$ 19.830	$ 17.020	$ 15.600	$ 12.500	$ 14.530
Total Return(2)	(13.60)% (3)	24.68%	12.61%	31.44%	(5.10)%	19.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$206,478	$239,294	$196,896	$184,050	$146,070	$164,604
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.75% (5)(6)	0.74%	0.76%	0.76%	0.77%	0.78%
Net investment income	2.13% (5)	2.14%	2.08%	1.82%	1.92%	2.22%
Portfolio Turnover of the Portfolio(7)	—	—	—	—	37% (3)	86%
Portfolio Turnover of the Fund	37% (3)	74%	81%	55%	41% (3)(8)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Dividend Builder Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to June 11, 2018.
14
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
15

Eaton Vance
Dividend Builder Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

As of June 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 886,218,455
Gross unrealized appreciation	$ 99,568,684
Gross unrealized depreciation	(69,943,033)
Net unrealized appreciation	$ 29,625,651
16

Eaton Vance
Dividend Builder Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly.
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $1.5 billion	0.6000%
$1.5 billion but less than $2 billion	0.5500%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%
For the six months ended June 30, 2022, the investment adviser fee amounted to $3,176,812 or 0.64% (annualized) of the Fund’s average daily net assets. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment adviser fee paid was reduced by $2,140 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM, an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, EVM earned $48,679 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,974 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares of $8,974. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2022 amounted to $938,240 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2022, the Fund paid or accrued to EVD $93,603 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2022 amounted to $31,201 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
17

Eaton Vance
Dividend Builder Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2022, the Fund was informed that EVD received approximately $200 of CDSCs paid by Class A shareholders and approximately $600 of CDSC paid by Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $369,894,448 and $403,920,308, respectively, for the six months ended June 30, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	548,939	$ 10,136,856	1,142,477	$ 21,444,292
Issued to shareholders electing to receive payments of distributions in Fund shares	246,605	4,586,222	2,282,140	43,779,123
Redemptions	(1,942,057)	(35,741,354)	(4,829,485)	(90,769,432)
Converted from Class C shares	65,795	1,215,188	206,437	3,823,023
Net decrease	(1,080,718)	$(19,803,088)	(1,198,431)	$(21,722,994)
Class C
Sales	125,298	$ 2,347,534	163,994	$ 3,118,845
Issued to shareholders electing to receive payments of distributions in Fund shares	4,260	79,593	76,214	1,476,883
Redemptions	(104,069)	(1,924,809)	(366,688)	(6,809,978)
Converted to Class A shares	(65,295)	(1,215,188)	(204,962)	(3,823,023)
Net decrease	(39,806)	$ (712,870)	(331,442)	$ (6,037,273)
Class I
Sales	958,943	$ 17,593,777	1,628,587	$ 30,171,573
Issued to shareholders electing to receive payments of distributions in Fund shares	94,621	1,758,305	750,764	14,380,481
Redemptions	(972,150)	(17,954,144)	(1,880,014)	(35,247,160)
Net increase	81,414	$ 1,397,938	499,337	$ 9,304,894
18

Eaton Vance
Dividend Builder Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2022.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At June 30, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $4,119,206 and $4,083,929, respectively. Collateral received was comprised of cash of $1,100,888 and U.S. government and/or agencies securities of $2,983,041. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,100,888	$ —	$ —	$ —	$1,100,888
The carrying amount of the liability for collateral for securities loaned at June 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at June 30, 2022.
19

Eaton Vance
Dividend Builder Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

10  Investments in Affiliated Funds
At June 30, 2022, the value of the Fund's investment in affiliated funds was $17,610,612, which represents 2.0% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$1,120,031	$21,224,470	$(22,344,333)	$ (168)	$ —	$ —	$ 1,033	—
Liquidity Fund	—	42,249,260	(24,638,648)	—	—	17,610,612	15,075	17,610,612
Total				$(168)	$ —	$17,610,612	$16,108
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 897,132,606*	$ —	$ —	$ 897,132,606
Short-Term Investments:
Affiliated Fund	17,610,612	—	—	17,610,612
Securities Lending Collateral	1,100,888	—	—	1,100,888
Total Investments	$915,844,106	$ —	$ —	$915,844,106
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
20

Eaton Vance
Dividend Builder Fund
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser.  Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.  Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
21

Eaton Vance
Dividend Builder Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Dividend Builder Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
22

Eaton Vance
Dividend Builder Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its secondary benchmark index and lower than its primary benchmark index for the three-year period. The Board considered information from the Adviser regarding the reasons for the underperformance, including securities selection in higher dividend yielding stocks relative to lower dividend yielding stocks and stocks that do not pay dividends. In addition, the Board considered that, in response to inquiries from the Contract Review Committee, the Fund’s performance record had improved relative to its peers in more recent periods. On the basis of the foregoing, including the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
23

Eaton Vance
Dividend Builder Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
24

Eaton Vance
Dividend Builder Fund
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
25

Eaton Vance
Dividend Builder Fund
June 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
26

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
29

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This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7697    6.30.22

Eaton Vance
Growth Fund
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2022
Eaton Vance
Growth Fund

Eaton Vance
Growth Fund
June 30, 2022
Performance

Portfolio Manager(s) Douglas R. Rogers, CFA, CMT
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/09/2002	09/09/2002	(29.20)%	(24.79)%	10.77%	12.81%
Class A with 5.25% Maximum Sales Charge	—	—	(32.91)	(28.74)	9.58	12.20
Class C at NAV	09/09/2002	09/09/2002	(29.45)	(25.36)	9.94	12.14
Class C with 1% Maximum Sales Charge	—	—	(30.15)	(26.03)	9.94	12.14
Class I at NAV	05/03/2007	09/09/2002	(29.10)	(24.59)	11.05	13.09
Class R at NAV	08/03/2009	09/09/2002	(29.26)	(24.96)	10.50	12.53

Russell 1000® Growth Index	—	—	(28.07)%	(18.77)%	14.28%	14.79%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R
	1.05%	1.80%	0.80%	1.30%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Growth Fund
June 30, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Microsoft Corp.	8.3%
Amazon.com, Inc.	6.9
Apple, Inc.	6.2
Alphabet, Inc., Class A	5.9
Visa, Inc., Class A	5.7
Adobe, Inc.	3.0
QUALCOMM, Inc.	3.0
Coca-Cola Co. (The)	2.7
Intuit, Inc.	2.6
Alphabet, Inc., Class C	2.6
Total	46.9%

*	Excludes cash and cash equivalents.

3

Eaton Vance
Growth Fund
June 30, 2022
Endnotes and Additional Disclosures

[1]	Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Growth Fund
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 708.00	$4.45**	1.05%
Class C	$1,000.00	$ 705.50	$7.61**	1.80%
Class I	$1,000.00	$ 709.00	$3.39**	0.80%
Class R	$1,000.00	$ 707.40	$5.50**	1.30%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.59	$5.26**	1.05%
Class C	$1,000.00	$1,015.87	$9.00**	1.80%
Class I	$1,000.00	$1,020.83	$4.01**	0.80%
Class R	$1,000.00	$1,018.35	$6.51**	1.30%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.
5

Eaton Vance
Growth Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 1.7%
Hexcel Corp.	49,084	$ 2,567,584
Raytheon Technologies Corp.	25,585	2,458,974
		$ 5,026,558
Auto Components — 1.0%
Aptiv PLC(1)	34,949	$ 3,112,907
		$ 3,112,907
Beverages — 2.7%
Coca-Cola Co. (The)	131,149	$ 8,250,584
		$ 8,250,584
Biotechnology — 2.1%
AbbVie, Inc.	41,436	$ 6,346,338
		$ 6,346,338
Building Products — 0.7%
Trane Technologies PLC	15,472	$ 2,009,349
		$ 2,009,349
Capital Markets — 3.9%
Charles Schwab Corp. (The)	61,175	$ 3,865,037
Goldman Sachs Group, Inc. (The)	19,736	5,861,987
Intercontinental Exchange, Inc.	21,158	1,989,698
		$ 11,716,722
Chemicals — 0.3%
Ecolab, Inc.	5,423	$ 833,840
		$ 833,840
Commercial Services & Supplies — 1.6%
Copart, Inc.(1)	16,029	$ 1,741,711
Waste Connections, Inc.	25,646	3,179,078
		$ 4,920,789
Electrical Equipment — 1.4%
AMETEK, Inc.	37,368	$ 4,106,369
		$ 4,106,369
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.4%
Zebra Technologies Corp., Class A(1)	4,600	$ 1,352,170
		$ 1,352,170
Entertainment — 1.3%
Netflix, Inc.(1)	11,469	$ 2,005,584
Walt Disney Co. (The)(1)	21,088	1,990,707
		$ 3,996,291
Food & Staples Retailing — 1.4%
Sysco Corp.	51,200	$ 4,337,152
		$ 4,337,152
Food Products — 1.1%
Mondelez International, Inc., Class A	54,096	$ 3,358,821
		$ 3,358,821
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	34,968	$ 3,799,273
Intuitive Surgical, Inc.(1)	23,471	4,710,865
QuidelOrtho Corp.(1)	7,606	739,151
Tandem Diabetes Care, Inc.(1)	19,354	1,145,563
		$ 10,394,852
Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	12,877	$ 6,614,013
		$ 6,614,013
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(1)	8,460	$ 1,675,418
		$ 1,675,418
Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp.	48,094	$ 3,673,901
		$ 3,673,901
Interactive Media & Services — 10.6%
Alphabet, Inc., Class A(1)	8,284	$ 18,052,990
Alphabet, Inc., Class C(1)	3,620	7,918,569
Meta Platforms, Inc., Class A(1)	32,788	5,287,065
Twitter, Inc.(1)	28,161	1,052,940
		$ 32,311,564
Internet & Direct Marketing Retail — 6.9%
Amazon.com, Inc.(1)	197,804	$ 21,008,763
		$ 21,008,763

6
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 7.6%
Accenture PLC, Class A	12,186	$ 3,383,443
PayPal Holdings, Inc.(1)	33,403	2,332,866
Visa, Inc., Class A	87,662	17,259,771
		$ 22,976,080
Life Sciences Tools & Services — 2.7%
10X Genomics, Inc., Class A(1)	23,657	$ 1,070,479
Agilent Technologies, Inc.	18,184	2,159,714
Illumina, Inc.(1)	6,209	1,144,691
Thermo Fisher Scientific, Inc.	7,088	3,850,769
		$ 8,225,653
Machinery — 0.6%
Westinghouse Air Brake Technologies Corp.	22,576	$ 1,853,038
		$ 1,853,038
Oil, Gas & Consumable Fuels — 1.0%
EOG Resources, Inc.	26,895	$ 2,970,284
		$ 2,970,284
Pharmaceuticals — 2.2%
Eli Lilly & Co.	20,378	$ 6,607,159
		$ 6,607,159
Road & Rail — 1.7%
CSX Corp.	117,069	$ 3,402,025
Uber Technologies, Inc.(1)	80,436	1,645,721
		$ 5,047,746
Semiconductors & Semiconductor Equipment — 9.9%
Ambarella, Inc.(1)	15,281	$ 1,000,294
Intel Corp.	91,929	3,439,064
Micron Technology, Inc.	124,632	6,889,657
NVIDIA Corp.	13,688	2,074,964
QUALCOMM, Inc.	70,336	8,984,720
Texas Instruments, Inc.	50,572	7,770,388
		$ 30,159,087
Software — 18.4%
Adobe, Inc.(1)	25,224	$ 9,233,497
Altair Engineering, Inc., Class A(1)	30,179	1,584,397
Intuit, Inc.	20,608	7,943,148
Microsoft Corp.	97,797	25,117,204
Palantir Technologies, Inc., Class A(1)	228,683	2,074,155
Paycom Software, Inc.(1)	11,446	3,206,254
Security	Shares	Value
Software (continued)
Salesforce, Inc.(1)	26,346	$ 4,348,144
Zscaler, Inc.(1)	15,691	2,345,961
		$ 55,852,760
Specialty Retail — 3.4%
Home Depot, Inc. (The)	11,576	$ 3,174,950
TJX Cos., Inc. (The)	128,012	7,149,470
		$ 10,324,420
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	137,110	$ 18,745,679
Logitech International S.A.	50,264	2,616,744
		$ 21,362,423
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	29,417	$ 3,006,417
		$ 3,006,417
Total Common Stocks (identified cost $166,913,033)		$303,431,468

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(2)	489,606	$ 489,606
Total Short-Term Investments (identified cost $489,606)		$ 489,606
Total Investments — 100.1% (identified cost $167,402,639)		$303,921,074
Other Assets, Less Liabilities — (0.1)%		$ (365,981)
Net Assets — 100.0%		$303,555,093
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

7
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Unaffiliated investments, at value (identified cost $166,913,033)	$ 303,431,468
Affiliated investment, at value (identified cost $489,606)	489,606
Cash	10,366
Dividends receivable	116,292
Dividends receivable from affiliated investment	147
Receivable for Fund shares sold	34,747
Securities lending income receivable	866
Tax reclaims receivable	20,929
Receivable from affiliate	29,509
Total assets	$304,133,930
Liabilities
Payable for Fund shares redeemed	$ 216,093
Payable to affiliates:
Investment adviser fee	168,213
Distribution and service fees	56,504
Trustees' fees	5,500
Accrued expenses	132,527
Total liabilities	$ 578,837
Net Assets	$303,555,093
Sources of Net Assets
Paid-in capital	$ 153,322,803
Distributable earnings	150,232,290
Net Assets	$303,555,093
Class A Shares
Net Assets	$ 226,507,962
Shares Outstanding	8,080,622
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 28.03
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 29.58
Class C Shares
Net Assets	$ 8,667,402
Shares Outstanding	405,592
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 21.37
Class I Shares
Net Assets	$ 66,316,212
Shares Outstanding	2,249,743
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 29.48
8
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2022
Class R Shares
Net Assets	$2,063,517
Shares Outstanding	76,981
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 26.81
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $1,766)	$ 1,657,698
Dividend income from affiliated investments	763
Securities lending income, net	5,753
Total investment income	$ 1,664,214
Expenses
Investment adviser fee	$ 1,184,210
Distribution and service fees:
Class A	337,039
Class C	55,632
Class R	6,004
Trustees’ fees and expenses	11,114
Custodian fee	44,481
Transfer and dividend disbursing agent fees	151,219
Legal and accounting services	24,516
Printing and postage	21,108
Registration fees	30,297
Miscellaneous	8,783
Total expenses	$ 1,874,403
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 31,287
Total expense reductions	$ 31,287
Net expenses	$ 1,843,116
Net investment loss	$ (178,902)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 7,172,381
Investment transactions - affiliated investments	(142)
Foreign currency transactions	21
Net realized gain	$ 7,172,260
Change in unrealized appreciation (depreciation):
Investments	$ (135,710,810)
Net change in unrealized appreciation (depreciation)	$(135,710,810)
Net realized and unrealized loss	$(128,538,550)
Net decrease in net assets from operations	$(128,717,452)
10
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (178,902)	$ (1,207,036)
Net realized gain	7,172,260	42,987,786
Net change in unrealized appreciation (depreciation)	(135,710,810)	35,102,108
Net increase (decrease) in net assets from operations	$(128,717,452)	$ 76,882,858
Distributions to shareholders:
Class A	$ —	$ (26,394,413)
Class C	—	(1,466,142)
Class I	—	(7,573,390)
Class R	—	(248,220)
Total distributions to shareholders	$ —	$ (35,682,165)
Transactions in shares of beneficial interest:
Class A	$ (8,586,857)	$ (358,309)
Class C	(1,699,340)	(2,760,102)
Class I	(5,420,671)	8,559,140
Class R	(102,012)	192,726
Net increase (decrease) in net assets from Fund share transactions	$ (15,808,880)	$ 5,633,455
Net increase (decrease) in net assets	$(144,526,332)	$ 46,834,148
Net Assets
At beginning of period	$ 448,081,425	$ 401,247,277
At end of period	$ 303,555,093	$448,081,425
11
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2022
Financial Highlights

	Class A
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 39.590	$ 35.930	$ 28.130	$ 23.610	$ 26.650	$ 22.300
Income (Loss) From Operations
Net investment loss(1)	$ (0.021)	$ (0.120)	$ (0.098)	$ (0.037)	$ (0.034)	$ (0.021)
Net realized and unrealized gain (loss)	(11.539)	7.140	10.409	7.095	0.301	5.680
Total income (loss) from operations	$ (11.560)	$ 7.020	$ 10.311	$ 7.058	$ 0.267	$ 5.659
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$ —	$ (0.029)
From net realized gain	—	(3.360)	(2.511)	(2.538)	(3.307)	(1.280)
Total distributions	$ —	$ (3.360)	$ (2.511)	$ (2.538)	$ (3.307)	$ (1.309)
Net asset value — End of period	$ 28.030	$ 39.590	$ 35.930	$ 28.130	$ 23.610	$ 26.650
Total Return(2)(3)	(29.20)% (4)	19.62%	37.16%	30.38%	0.27%	25.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$226,508	$330,230	$299,834	$236,457	$190,017	$209,606
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.05% (6)(7)	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment loss	(0.13)% (7)	(0.30)%	(0.32)%	(0.14)%	(0.12)%	(0.08)%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	20% (4)	50%
Portfolio Turnover of the Fund	4% (4)	21%	37%	40%	28% (4)(9)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator reimbursed certain operating expenses (equal to 0.02%, less than 0.005%, 0.04%, 0.04%, 0.04% and 0.06% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.
12
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 30.290	$ 28.370	$ 22.790	$ 19.660	$ 22.870	$ 19.410
Income (Loss) From Operations
Net investment loss(1)	$ (0.111)	$ (0.326)	$ (0.261)	$ (0.206)	$ (0.214)	$ (0.183)
Net realized and unrealized gain (loss)	(8.809)	5.606	8.352	5.874	0.311	4.923
Total income (loss) from operations	$ (8.920)	$ 5.280	$ 8.091	$ 5.668	$ 0.097	$ 4.740
Less Distributions
From net realized gain	$ —	$ (3.360)	$ (2.511)	$ (2.538)	$ (3.307)	$ (1.280)
Total distributions	$ —	$ (3.360)	$ (2.511)	$ (2.538)	$ (3.307)	$ (1.280)
Net asset value — End of period	$21.370	$30.290	$28.370	$22.790	$19.660	$22.870
Total Return(2)(3)	(29.45)% (4)	18.70%	36.17%	29.35%	(0.43)%	24.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 8,667	$ 14,409	$ 16,026	$ 17,501	$ 35,061	$ 41,450
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.80% (6)(7)	1.80%	1.80%	1.80%	1.80%	1.80%
Net investment loss	(0.88)% (7)	(1.05)%	(1.06)%	(0.91)%	(0.87)%	(0.83)%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	20% (4)	50%
Portfolio Turnover of the Fund	4% (4)	21%	37%	40%	28% (4)(9)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator reimbursed certain operating expenses (equal to 0.02%, less than 0.005%, 0.04%, 0.04%, 0.04% and 0.06% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.
13
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 41.580	$ 37.500	$ 29.200	$ 24.380	$ 27.340	$ 22.850
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.021	$ (0.023)	$ (0.022)	$ 0.029	$ 0.040	$ 0.043
Net realized and unrealized gain (loss)	(12.121)	7.463	10.833	7.329	0.307	5.820
Total income (loss) from operations	$(12.100)	$ 7.440	$10.811	$ 7.358	$ 0.347	$ 5.863
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$ —	$ (0.093)
From net realized gain	—	(3.360)	(2.511)	(2.538)	(3.307)	(1.280)
Total distributions	$ —	$ (3.360)	$ (2.511)	$ (2.538)	$ (3.307)	$ (1.373)
Net asset value — End of period	$ 29.480	$ 41.580	$37.500	$29.200	$24.380	$27.340
Total Return(2)(3)	(29.10)% (4)	19.92%	37.51%	30.65%	0.56%	25.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 66,316	$100,423	$ 82,887	$ 65,646	$ 78,812	$ 78,775
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.80% (6)(7)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	0.12% (7)	(0.05)%	(0.07)%	0.10%	0.14%	0.16%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	20% (4)	50%
Portfolio Turnover of the Fund	4% (4)	21%	37%	40%	28% (4)(9)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator reimbursed certain operating expenses (equal to 0.02%, less than 0.005%, 0.04%, 0.04%, 0.04% and 0.06% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.
14
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2022
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 37.900	$ 34.610	$ 27.230	$ 22.980	$ 26.090	$ 21.880
Income (Loss) From Operations
Net investment loss(1)	$ (0.060)	$ (0.214)	$ (0.166)	$ (0.105)	$ (0.104)	$ (0.082)
Net realized and unrealized gain (loss)	(11.030)	6.864	10.057	6.893	0.301	5.572
Total income (loss) from operations	$(11.090)	$ 6.650	$ 9.891	$ 6.788	$ 0.197	$ 5.490
Less Distributions
From net realized gain	$ —	$ (3.360)	$ (2.511)	$ (2.538)	$ (3.307)	$ (1.280)
Total distributions	$ —	$ (3.360)	$ (2.511)	$ (2.538)	$ (3.307)	$ (1.280)
Net asset value — End of period	$ 26.810	$37.900	$34.610	$27.230	$22.980	$26.090
Total Return(2)(3)	(29.26)% (4)	19.29%	36.84%	30.03%	0.01%	25.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,064	$ 3,020	$ 2,501	$ 2,264	$ 3,030	$ 3,447
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.30% (6)(7)	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment loss	(0.38)% (7)	(0.56)%	(0.56)%	(0.39)%	(0.37)%	(0.33)%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	20% (4)	50%
Portfolio Turnover of the Fund	4% (4)	21%	37%	40%	28% (4)(9)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator reimbursed certain operating expenses (equal to 0.02%, less than 0.005%, 0.04%, 0.04%, 0.04% and 0.06% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.
15
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Growth Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
16

Eaton Vance
Growth Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 167,432,360
Gross unrealized appreciation	$ 153,534,564
Gross unrealized depreciation	(17,045,850)
Net unrealized appreciation	$ 136,488,714
17

Eaton Vance
Growth Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the six months ended June 30, 2022, the Fund’s investment adviser fee amounted to $1,184,210 or 0.65% (annualized) of the Fund’s average daily net assets. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment adviser fee paid was reduced by $115 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM, an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but currently receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2023. Pursuant to this agreement, EVM was allocated $31,172 of the Fund’s operating expenses for the six months ended June 30, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, EVM earned $40,427 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,169 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2022. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2022 amounted to $337,039 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2022, the Fund paid or accrued to EVD $41,724 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2022, the Fund paid or accrued to EVD $3,002 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2022 amounted to $13,908 and $3,002 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
18

Eaton Vance
Growth Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2022, the Fund was informed that EVD received approximately $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $14,327,035 and $31,112,084, respectively, for the six months ended June 30, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	124,461	$ 4,198,569	268,420	$ 10,435,549
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	620,171	24,347,899
Redemptions	(404,685)	(13,403,922)	(939,982)	(37,087,351)
Converted from Class C shares	18,940	618,496	49,113	1,945,594
Net decrease	(261,284)	$ (8,586,857)	(2,278)	$ (358,309)
Class C
Sales	20,581	$ 546,223	50,396	$ 1,557,588
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	48,586	1,460,503
Redemptions	(65,851)	(1,627,067)	(125,730)	(3,832,599)
Converted to Class A shares	(24,801)	(618,496)	(62,447)	(1,945,594)
Net decrease	(70,071)	$ (1,699,340)	(89,195)	$ (2,760,102)
Class I
Sales	102,688	$ 3,572,140	357,444	$ 14,743,302
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	178,358	7,353,696
Redemptions	(268,260)	(8,992,811)	(330,540)	(13,537,858)
Net increase (decrease)	(165,572)	$ (5,420,671)	205,262	$ 8,559,140
Class R
Sales	3,153	$ 98,975	31,559	$ 1,143,299
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	6,342	238,448
Redemptions	(5,853)	(200,987)	(30,470)	(1,189,021)
Net increase (decrease)	(2,700)	$ (102,012)	7,431	$ 192,726
19

Eaton Vance
Growth Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2022.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. At June 30, 2022, the Fund had no securities on loan.
10  Investments in Affiliated Funds
At June 30, 2022, the value of the Fund's investment in affiliated funds was $489,606, which represents 0.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$45,076	$8,001,032	$(8,045,966)	$ (142)	$ —	$ —	$ 327	—
Liquidity Fund	—	5,778,206	(5,288,600)	—	—	489,606	436	489,606
Total				$(142)	$ —	$489,606	$763
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
20

Eaton Vance
Growth Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 303,431,468*	$ —	$ —	$ 303,431,468
Short-Term Investments	489,606	—	—	489,606
Total Investments	$303,921,074	$ —	$ —	$303,921,074
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
21

Eaton Vance
Growth Fund
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
22

Eaton Vance
Growth Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Growth Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
23

Eaton Vance
Growth Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
24

Eaton Vance
Growth Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
25

Eaton Vance
Growth Fund
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
26

Eaton Vance
Growth Fund
June 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
27

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
28

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7729    6.30.22

Eaton Vance
Large-Cap Value Fund
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2022
Eaton Vance
Large-Cap Value Fund

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Performance

Portfolio Manager(s) Edward J. Perkin, CFA, Aaron S. Dunn, CFA and Bradley T. Galko, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/23/1931	09/23/1931	(9.33)%	(2.86)%	8.98%	10.29%
Class A with 5.25% Maximum Sales Charge	—	—	(14.07)	(7.95)	7.81	9.70
Class C at NAV	11/04/1994	09/23/1931	(9.67)	(3.55)	8.17	9.63
Class C with 1% Maximum Sales Charge	—	—	(10.57)	(4.46)	8.17	9.63
Class I at NAV	12/28/2004	09/23/1931	(9.20)	(2.59)	9.25	10.57
Class R at NAV	02/18/2004	09/23/1931	(9.47)	(3.07)	8.70	10.01
Class R6 at NAV	07/01/2014	09/23/1931	(9.21)	(2.54)	9.32	10.64

Russell 1000® Value Index	—	—	(12.86)%	(6.82)%	7.16%	10.49%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R	Class R6
	1.01%	1.76%	0.76%	1.26%	0.70%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Johnson & Johnson	3.4%
Wells Fargo & Co.	3.0
Verizon Communications, Inc.	2.9
NextEra Energy, Inc.	2.7
ConocoPhillips	2.6
Bristol-Myers Squibb Co.	2.6
M&T Bank Corp.	2.5
Chevron Corp.	2.5
Charles Schwab Corp. (The)	2.5
Alphabet, Inc., Class A	2.4
Total	27.1%

*	Excludes cash and cash equivalents.

3

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Endnotes and Additional Disclosures

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective September 30, 2022, the portfolio management team of the Fund will be Aaron S. Dunn, CFA and Bradley T. Galko, CFA.
4

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 906.70	$4.82	1.02%
Class C	$1,000.00	$ 903.30	$8.35	1.77%
Class I	$1,000.00	$ 908.00	$3.64	0.77%
Class R	$1,000.00	$ 905.30	$6.00	1.27%
Class R6	$1,000.00	$ 907.90	$3.36	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.74	$5.11	1.02%
Class C	$1,000.00	$1,016.02	$8.85	1.77%
Class I	$1,000.00	$1,020.98	$3.86	0.77%
Class R	$1,000.00	$1,018.50	$6.36	1.27%
Class R6	$1,000.00	$1,021.27	$3.56	0.71%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021.
5

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Aerospace & Defense — 3.3%
Hexcel Corp.	322,631	$ 16,876,828
Huntington Ingalls Industries, Inc.	156,408	34,068,790
		$ 50,945,618
Air Freight & Logistics — 2.0%
C.H. Robinson Worldwide, Inc.	303,621	$ 30,778,061
		$ 30,778,061
Banks — 5.5%
M&T Bank Corp.	241,152	$ 38,437,217
Wells Fargo & Co.	1,160,575	45,459,723
		$ 83,896,940
Beverages — 2.3%
Constellation Brands, Inc., Class A	150,483	$ 35,071,568
		$ 35,071,568
Biotechnology — 3.3%
AbbVie, Inc.	185,131	$ 28,354,664
Neurocrine Biosciences, Inc.(1)	222,968	21,734,921
		$ 50,089,585
Building Products — 1.4%
Johnson Controls International PLC	455,842	$ 21,825,715
		$ 21,825,715
Capital Markets — 6.6%
Charles Schwab Corp. (The)	592,463	$ 37,431,812
Goldman Sachs Group, Inc. (The)	121,810	36,180,006
Stifel Financial Corp.	468,025	26,218,761
		$ 99,830,579
Chemicals — 1.6%
FMC Corp.	228,068	$ 24,405,557
		$ 24,405,557
Communications Equipment — 1.6%
Cisco Systems, Inc.	560,258	$ 23,889,401
		$ 23,889,401
Security	Shares	Value
Containers & Packaging — 1.3%
Packaging Corp. of America	143,476	$ 19,727,950
		$ 19,727,950
Diversified Telecommunication Services — 2.9%
Verizon Communications, Inc.	864,165	$ 43,856,374
		$ 43,856,374
Electric Utilities — 4.1%
Edison International	342,167	$ 21,638,641
NextEra Energy, Inc.	522,529	40,475,096
		$ 62,113,737
Electrical Equipment — 1.3%
Eaton Corp. PLC	163,367	$ 20,582,608
		$ 20,582,608
Entertainment — 1.5%
Walt Disney Co. (The)(1)	246,844	$ 23,302,074
		$ 23,302,074
Equity Real Estate Investment Trusts (REITs) — 5.2%
EastGroup Properties, Inc.	106,928	$ 16,502,198
Healthpeak Properties, Inc.	509,403	13,198,632
Invitation Homes, Inc.	562,684	20,020,297
Mid-America Apartment Communities, Inc.	165,368	28,884,828
		$ 78,605,955
Food & Staples Retailing — 3.0%
BJ's Wholesale Club Holdings, Inc.(1)	451,769	$ 28,154,244
Performance Food Group Co.(1)	378,241	17,391,521
		$ 45,545,765
Food Products — 2.3%
Hershey Co. (The)	163,516	$ 35,182,103
		$ 35,182,103
Health Care Equipment & Supplies — 3.1%
Teleflex, Inc.	96,442	$ 23,710,266
Zimmer Biomet Holdings, Inc.	218,034	22,906,652
		$ 46,616,918
Hotels, Restaurants & Leisure — 2.2%
Hilton Worldwide Holdings, Inc.	145,744	$ 16,241,711
Papa John's International, Inc.	205,645	17,175,471
		$ 33,417,182

6
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 5.9%
Allstate Corp. (The)	218,810	$ 27,729,791
American International Group, Inc.	596,212	30,484,320
Arch Capital Group, Ltd.(1)	452,216	20,571,306
Reinsurance Group of America, Inc.	97,459	11,430,966
		$ 90,216,383
Interactive Media & Services — 2.4%
Alphabet, Inc., Class A(1)	17,078	$ 37,217,402
		$ 37,217,402
IT Services — 2.8%
Euronet Worldwide, Inc.(1)	139,048	$ 13,986,838
Fidelity National Information Services, Inc.	305,957	28,047,078
		$ 42,033,916
Life Sciences Tools & Services — 4.4%
Thermo Fisher Scientific, Inc.	65,922	$ 35,814,104
Waters Corp.(1)	95,365	31,563,908
		$ 67,378,012
Machinery — 2.9%
PACCAR, Inc.	218,949	$ 18,028,261
Westinghouse Air Brake Technologies Corp.	324,057	26,598,598
		$ 44,626,859
Media — 0.9%
Fox Corp., Class A	410,750	$ 13,209,720
		$ 13,209,720
Multiline Retail — 1.5%
Dollar Tree, Inc.(1)	144,612	$ 22,537,780
		$ 22,537,780
Multi-Utilities — 2.9%
CMS Energy Corp.	335,770	$ 22,664,475
Sempra Energy	147,269	22,130,113
		$ 44,794,588
Oil, Gas & Consumable Fuels — 7.0%
Chevron Corp.	262,447	$ 37,997,077
ConocoPhillips	446,790	40,126,210
EOG Resources, Inc.	262,389	28,978,241
		$ 107,101,528
Security	Shares	Value
Pharmaceuticals — 8.6%
Bristol-Myers Squibb Co.	514,684	$ 39,630,668
Johnson & Johnson	293,431	52,086,937
Royalty Pharma PLC, Class A	218,825	9,199,403
Sanofi	300,760	30,330,450
		$ 131,247,458
Semiconductors & Semiconductor Equipment — 2.9%
Micron Technology, Inc.	352,247	$ 19,472,214
Texas Instruments, Inc.	158,708	24,385,484
		$ 43,857,698
Software — 1.5%
VMware, Inc., Class A	195,489	$ 22,281,836
		$ 22,281,836
Specialty Retail — 1.2%
Lithia Motors, Inc.	68,466	$ 18,815,141
		$ 18,815,141
Total Common Stocks (identified cost $1,375,596,270)		$1,515,002,011

Short-Term Investments — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(2)	9,341,835	$ 9,341,835
Total Short-Term Investments (identified cost $9,341,835)		$ 9,341,835
Total Investments — 100.0% (identified cost $1,384,938,105)		$1,524,343,846
Other Assets, Less Liabilities — (0.0)%(3)		$ (753,080)
Net Assets — 100.0%		$1,523,590,766
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(3)	Amount is less than (0.05)%.

7
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Unaffiliated investments, at value (identified cost $1,375,596,270)	$ 1,515,002,011
Affiliated investment, at value (identified cost $9,341,835)	9,341,835
Dividends receivable	1,595,554
Dividends receivable from affiliated investment	2,371
Receivable for Fund shares sold	963,123
Securities lending income receivable	46
Tax reclaims receivable	68,027
Total assets	$1,526,972,967
Liabilities
Payable for Fund shares redeemed	$ 1,937,931
Payable to affiliates:
Investment adviser fee	806,336
Distribution and service fees	162,209
Trustees' fees	21,365
Accrued expenses	454,360
Total liabilities	$ 3,382,201
Net Assets	$1,523,590,766
Sources of Net Assets
Paid-in capital	$ 1,293,609,156
Distributable earnings	229,981,610
Net Assets	$1,523,590,766
Class A Shares
Net Assets	$ 606,304,364
Shares Outstanding	27,694,715
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 21.89
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 23.10
Class C Shares
Net Assets	$ 17,178,863
Shares Outstanding	780,633
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 22.01
Class I Shares
Net Assets	$ 761,222,898
Shares Outstanding	34,604,309
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 22.00
Class R Shares
Net Assets	$ 44,328,711
Shares Outstanding	2,031,104
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 21.82
8
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2022
Class R6 Shares
Net Assets	$94,555,930
Shares Outstanding	4,295,215
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 22.01
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $185,344)	$ 17,104,995
Dividend income from affiliated investments	5,512
Securities lending income, net	10,541
Total investment income	$ 17,121,048
Expenses
Investment adviser fee	$ 5,133,713
Distribution and service fees:
Class A	836,685
Class C	98,014
Class R	121,174
Trustees’ fees and expenses	44,074
Custodian fee	183,403
Transfer and dividend disbursing agent fees	564,878
Legal and accounting services	38,593
Printing and postage	61,680
Registration fees	42,904
ReFlow liquidity program fees	149,695
Miscellaneous	34,381
Total expenses	$ 7,309,194
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 723
Total expense reductions	$ 723
Net expenses	$ 7,308,471
Net investment income	$ 9,812,577
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 86,415,841(1)
Investment transactions - affiliated investment	365
Foreign currency transactions	(18,208)
Net realized gain	$ 86,397,998
Change in unrealized appreciation (depreciation):
Investments	$ (251,336,266)
Foreign currency	(1,267)
Net change in unrealized appreciation (depreciation)	$(251,337,533)
Net realized and unrealized loss	$(164,939,535)
Net decrease in net assets from operations	$(155,126,958)
(1)	Includes $18,165,269 of net realized gains from redemptions in-kind.
10
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,812,577	$ 19,888,975
Net realized gain	86,397,998 (1)	254,232,119 (2)
Net change in unrealized appreciation (depreciation)	(251,337,533)	86,538,741
Net increase (decrease) in net assets from operations	$ (155,126,958)	$ 360,659,835
Distributions to shareholders:
Class A	$ (3,241,474)	$ (49,070,204)
Class C	(19,756)	(1,279,924)
Class I	(4,937,056)	(60,711,953)
Class R	(174,947)	(3,365,297)
Class R6	(630,954)	(6,834,688)
Total distributions to shareholders	$ (9,004,187)	$ (121,262,066)
Transactions in shares of beneficial interest:
Class A	$ (26,457,011)	$ (28,510,581)
Class C	(1,496,747)	(3,645,096)
Class I	891,856	(48,148,635)
Class R	(334,777)	(5,676,395)
Class R6	8,325,372	16,717,425
Net decrease in net assets from Fund share transactions	$ (19,071,307)	$ (69,263,282)
Net increase (decrease) in net assets	$ (183,202,452)	$ 170,134,487
Net Assets
At beginning of period	$ 1,706,793,218	$ 1,536,658,731
At end of period	$1,523,590,766	$1,706,793,218
(1)	Includes $18,165,269 of net realized gains from redemptions in-kind.
(2)	Includes $59,907,056 of net realized gains from redemptions in-kind.
11
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Financial Highlights

	Class A
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 24.260	$ 21.000	$ 20.980	$ 16.500	$ 19.520	$ 18.030
Income (Loss) From Operations
Net investment income(1)	$ 0.126	$ 0.254	$ 0.274	$ 0.256	$ 0.254	$ 0.246
Net realized and unrealized gain (loss)	(2.381)	4.782	0.154 (2)	4.638	(1.470)	2.393
Total income (loss) from operations	$ (2.255)	$ 5.036	$ 0.428	$ 4.894	$ (1.216)	$ 2.639
Less Distributions
From net investment income	$ (0.115)	$ (0.244)	$ (0.259)	$ (0.248)	$ (0.240)	$ (0.240)
From net realized gain	—	(1.532)	(0.149)	(0.166)	(1.564)	(0.909)
Total distributions	$ (0.115)	$ (1.776)	$ (0.408)	$ (0.414)	$ (1.804)	$ (1.149)
Net asset value — End of period	$ 21.890	$ 24.260	$ 21.000	$ 20.980	$ 16.500	$ 19.520
Total Return(3)	(9.33)% (4)	24.29%	2.28%	29.79%	(6.83)%	14.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$606,304	$699,076	$630,544	$711,972	$549,515	$741,193
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.02% (6)(7)	1.01%	1.04%	1.04%	1.06%	1.06%
Net investment income	1.07% (6)	1.07%	1.48%	1.33%	1.30%	1.31%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	34% (4)	105%
Portfolio Turnover of the Fund	25% (4)	56%	65%	62%	48% (4)(9)	—
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.
12
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 24.390	$ 21.100	$ 21.050	$ 16.520	$ 19.540	$ 18.040
Income (Loss) From Operations
Net investment income(1)	$ 0.037	$ 0.073	$ 0.139	$ 0.103	$ 0.107	$ 0.107
Net realized and unrealized gain (loss)	(2.393)	4.810	0.150 (2)	4.655	(1.473)	2.394
Total income (loss) from operations	$ (2.356)	$ 4.883	$ 0.289	$ 4.758	$ (1.366)	$ 2.501
Less Distributions
From net investment income	$ (0.024)	$ (0.061)	$ (0.090)	$ (0.062)	$ (0.090)	$ (0.092)
From net realized gain	—	(1.532)	(0.149)	(0.166)	(1.564)	(0.909)
Total distributions	$ (0.024)	$ (1.593)	$ (0.239)	$ (0.228)	$ (1.654)	$ (1.001)
Net asset value — End of period	$22.010	$24.390	$21.100	$21.050	$ 16.520	$ 19.540
Total Return(3)	(9.67)% (4)	23.39%	1.52%	28.82%	(7.53)%	13.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 17,179	$ 20,594	$ 21,069	$ 56,344	$168,783	$241,192
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.77% (6)(7)	1.76%	1.79%	1.80%	1.81%	1.81%
Net investment income	0.32% (6)	0.30%	0.75%	0.54%	0.55%	0.57%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	34% (4)	105%
Portfolio Turnover of the Fund	25% (4)	56%	65%	62%	48% (4)(9)	—
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.
13
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 24.380	$ 21.090	$ 21.070	$ 16.570	$ 19.590	$ 18.090
Income (Loss) From Operations
Net investment income(1)	$ 0.157	$ 0.314	$ 0.322	$ 0.305	$ 0.306	$ 0.296
Net realized and unrealized gain (loss)	(2.391)	4.812	0.152 (2)	4.658	(1.472)	2.401
Total income (loss) from operations	$ (2.234)	$ 5.126	$ 0.474	$ 4.963	$ (1.166)	$ 2.697
Less Distributions
From net investment income	$ (0.146)	$ (0.304)	$ (0.305)	$ (0.297)	$ (0.290)	$ (0.288)
From net realized gain	—	(1.532)	(0.149)	(0.166)	(1.564)	(0.909)
Total distributions	$ (0.146)	$ (1.836)	$ (0.454)	$ (0.463)	$ (1.854)	$ (1.197)
Net asset value — End of period	$ 22.000	$ 24.380	$ 21.090	$ 21.070	$ 16.570	$ 19.590
Total Return(3)	(9.20)% (4)	24.64%	2.52%	30.11%	(6.57)%	15.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$761,223	$841,350	$768,930	$819,292	$736,581	$1,032,300
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.77% (6)(7)	0.76%	0.79%	0.79%	0.81%	0.81%
Net investment income	1.32% (6)	1.31%	1.72%	1.58%	1.56%	1.57%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	34% (4)	105%
Portfolio Turnover of the Fund	25% (4)	56%	65%	62%	48% (4)(9)	—
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.
14
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 24.190	$ 20.940	$ 20.920	$ 16.450	$ 19.460	$ 17.980
Income (Loss) From Operations
Net investment income(1)	$ 0.096	$ 0.193	$ 0.228	$ 0.206	$ 0.204	$ 0.199
Net realized and unrealized gain (loss)	(2.381)	4.773	0.152 (2)	4.626	(1.460)	2.382
Total income (loss) from operations	$ (2.285)	$ 4.966	$ 0.380	$ 4.832	$ (1.256)	$ 2.581
Less Distributions
From net investment income	$ (0.085)	$ (0.184)	$ (0.211)	$ (0.196)	$ (0.190)	$ (0.192)
From net realized gain	—	(1.532)	(0.149)	(0.166)	(1.564)	(0.909)
Total distributions	$ (0.085)	$ (1.716)	$ (0.360)	$ (0.362)	$ (1.754)	$ (1.101)
Net asset value — End of period	$21.820	$24.190	$20.940	$20.920	$16.450	$19.460
Total Return(3)	(9.47)% (4)	24.01%	2.03%	29.48%	(7.04)%	14.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 44,329	$ 49,462	$ 47,772	$ 59,473	$ 60,984	$ 86,706
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.27% (6)(7)	1.26%	1.29%	1.30%	1.31%	1.31%
Net investment income	0.82% (6)	0.81%	1.23%	1.08%	1.05%	1.06%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	34% (4)	105%
Portfolio Turnover of the Fund	25% (4)	56%	65%	62%	48% (4)(9)	—
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.
15
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 24.400	$ 21.110	$ 21.080	$ 16.580	$ 19.610	$ 18.100
Income (Loss) From Operations
Net investment income(1)	$ 0.164	$ 0.334	$ 0.337	$ 0.320	$ 0.310	$ 0.311
Net realized and unrealized gain (loss)	(2.402)	4.806	0.160 (2)	4.656	(1.470)	2.413
Total income (loss) from operations	$ (2.238)	$ 5.140	$ 0.497	$ 4.976	$ (1.160)	$ 2.724
Less Distributions
From net investment income	$ (0.152)	$ (0.318)	$ (0.318)	$ (0.310)	$ (0.306)	$ (0.305)
From net realized gain	—	(1.532)	(0.149)	(0.166)	(1.564)	(0.909)
Total distributions	$ (0.152)	$ (1.850)	$ (0.467)	$ (0.476)	$ (1.870)	$ (1.214)
Net asset value — End of period	$22.010	$24.400	$21.110	$21.080	$16.580	$19.610
Total Return(3)	(9.21)% (4)	24.69%	2.64%	30.17%	(6.54)%	15.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 94,556	$ 96,311	$ 68,343	$ 76,714	$ 73,019	$ 86,742
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.71% (6)(7)	0.70%	0.72%	0.72%	0.72%	0.73%
Net investment income	1.38% (6)	1.39%	1.80%	1.66%	1.57%	1.64%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	34% (4)	105%
Portfolio Turnover of the Fund	25% (4)	56%	65%	62%	48% (4)(9)	—
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.
16
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge.
Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
17

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

As of June 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,394,414,804
Gross unrealized appreciation	$ 193,504,231
Gross unrealized depreciation	(63,575,189)
Net unrealized appreciation	$ 129,929,042
18

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion but less than $10 billion	0.575%
$10 billion but less than $15 billion	0.555%
$15 billion but less than $20 billion	0.540%
$20 billion but less than $25 billion	0.530%
$25 billion and over	0.520%
For the six months ended June 30, 2022, the investment adviser fee amounted to $5,133,713 or 0.625% (annualized) of the Fund’s average daily net assets. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment adviser fee paid was reduced by $723 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund. EVM, an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, EVM earned $51,289 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,362 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended June 30, 2022 in the amount of $2,425. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2022 amounted to $836,685 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2022, the Fund paid or accrued to EVD $73,511 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2022, the Fund paid or accrued to EVD $60,587 for Class R shares.
19

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2022 amounted to $24,503 and $60,587 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2022, the Fund was informed that EVD received approximately $1,000 and $100 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $459,976,782 and $419,530,260, respectively, for the six months ended June 30, 2022. In-kind sales for the six months ended June 30, 2022 aggregated $60,589,379.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	1,040,031	$ 24,868,648	2,067,434	$ 49,290,623
Issued to shareholders electing to receive payments of distributions in Fund shares	123,421	2,897,101	1,869,325	44,038,615
Redemptions	(2,332,745)	(55,451,031)	(5,267,155)	(124,586,539)
Converted from Class C shares	52,372	1,228,271	115,452	2,746,720
Net decrease	(1,116,921)	$ (26,457,011)	(1,214,944)	$ (28,510,581)
Class C
Sales	95,010	$ 2,289,542	194,103	$ 4,641,660
Issued to shareholders electing to receive payments of distributions in Fund shares	773	18,313	50,234	1,188,427
Redemptions	(107,554)	(2,576,331)	(283,521)	(6,728,463)
Converted to Class A shares	(52,119)	(1,228,271)	(114,963)	(2,746,720)
Net decrease	(63,890)	$ (1,496,747)	(154,147)	$ (3,645,096)
20

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I
Sales	7,129,475	$ 170,180,410	12,148,514	$ 289,525,969
Issued to shareholders electing to receive payments of distributions in Fund shares	175,868	4,144,754	2,118,517	50,158,104
Redemptions	(7,209,210)	(173,433,308)	(16,212,717)	(387,832,708)
Net increase (decrease)	96,133	$ 891,856	(1,945,686)	$ (48,148,635)
Class R
Sales	197,779	$ 4,717,299	235,191	$ 5,544,656
Issued to shareholders electing to receive payments of distributions in Fund shares	7,450	174,383	142,734	3,350,945
Redemptions	(219,049)	(5,226,459)	(614,541)	(14,571,996)
Net decrease	(13,820)	$ (334,777)	(236,616)	$ (5,676,395)
Class R6
Sales	740,052	$ 17,712,189	1,230,661	$ 29,415,674
Issued to shareholders electing to receive payments of distributions in Fund shares	26,522	625,609	285,796	6,771,948
Redemptions	(418,696)	(10,012,426)	(806,934)	(19,470,197)
Net increase	347,878	$ 8,325,372	709,523	$ 16,717,425
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2022.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. At June 30, 2022, the Fund had no securities on loan.
21

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

10  Investments in Affiliated Funds
At June 30, 2022, the value of the Fund's investment in affiliated funds was $9,341,835, which represents 0.6% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$6,681,683	$73,592,438	$(80,274,486)	$ 365	$ —	$ —	$ 1,360	—
Liquidity Fund	—	62,127,433	(52,785,598)	—	—	9,341,835	4,152	9,341,835
Total				$ 365	$ —	$9,341,835	$5,512
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 117,585,570	$ —	$ —	$ 117,585,570
Consumer Discretionary	74,770,103	—	—	74,770,103
Consumer Staples	115,799,436	—	—	115,799,436
Energy	107,101,528	—	—	107,101,528
Financials	273,943,902	—	—	273,943,902
Health Care	265,001,523	30,330,450	—	295,331,973
Industrials	168,758,861	—	—	168,758,861
Information Technology	132,062,851	—	—	132,062,851
Materials	44,133,507	—	—	44,133,507
Real Estate	78,605,955	—	—	78,605,955
Utilities	106,908,325	—	—	106,908,325
Total Common Stocks	$1,484,671,561	$30,330,450*	$ —	$1,515,002,011
Short-Term Investments	$ 9,341,835	$ —	$ —	$ 9,341,835
Total Investments	$1,494,013,396	$30,330,450	$ —	$1,524,343,846
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
22

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
23

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser.  Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.  Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
24

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Large-Cap Value Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement.  Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
25

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021.  In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period.  The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
26

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
27

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
28

Eaton Vance
Large-Cap Value Fund
June 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
29

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
30

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
32

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7702    6.30.22

Eaton Vance
Small-Cap Fund
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2022
Eaton Vance
Small-Cap Fund

Eaton Vance
Small-Cap Fund
June 30, 2022
Performance

Portfolio Manager(s) Michael D. McLean, CFA and J. Griffith Noble, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/02/1997	01/02/1997	(18.54)%	(13.16)%	7.80%	10.48%
Class A with 5.25% Maximum Sales Charge	—	—	(22.80)	(17.74)	6.65	9.89
Class C at NAV	05/03/2002	01/02/1997	(18.86)	(13.83)	7.00	9.80
Class C with 1% Maximum Sales Charge	—	—	(19.67)	(14.57)	7.00	9.80
Class I at NAV	09/02/2008	01/02/1997	(18.47)	(12.99)	8.07	10.74
Class R at NAV	08/03/2009	01/02/1997	(18.65)	(13.45)	7.53	10.20

Russell 2000® Index	—	—	(23.43)%	(25.20)%	5.16%	9.35%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R
Gross	1.38%	2.13%	1.13%	1.63%
Net	1.21	1.96	0.96	1.46
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Small-Cap Fund
June 30, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Performance Food Group Co.	3.3%
Dorman Products, Inc.	2.7
CBIZ, Inc.	2.7
Selective Insurance Group, Inc.	2.5
ONE Gas, Inc.	2.4
Chemed Corp.	2.4
SouthState Corp.	2.4
Commerce Bancshares, Inc.	2.3
Valvoline, Inc.	2.3
R1 RCM, Inc.	2.3
Total	25.3%

*	Excludes cash and cash equivalents.

3

Eaton Vance
Small-Cap Fund
June 30, 2022
Endnotes and Additional Disclosures

[1]	Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Small-Cap Fund
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 814.60	$5.44**	1.21%
Class C	$1,000.00	$ 811.40	$8.80**	1.96%
Class I	$1,000.00	$ 815.30	$4.32**	0.96%
Class R	$1,000.00	$ 813.50	$6.56**	1.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.79	$6.06**	1.21%
Class C	$1,000.00	$1,015.08	$9.79**	1.96%
Class I	$1,000.00	$1,020.03	$4.81**	0.96%
Class R	$1,000.00	$1,017.56	$7.30**	1.46%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.
5

Eaton Vance
Small-Cap Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 97.5%
Security	Shares	Value
Aerospace & Defense — 2.8%
Hexcel Corp.	35,498	$ 1,856,900
Woodward, Inc.	16,456	1,522,016
		$ 3,378,916
Auto Components — 5.1%
Dana, Inc.	85,561	$ 1,203,843
Dorman Products, Inc.(1)	30,080	3,300,077
Visteon Corp.(1)	15,574	1,613,155
		$ 6,117,075
Automobiles — 0.9%
Harley-Davidson, Inc.	36,004	$ 1,139,887
		$ 1,139,887
Banks — 11.4%
Commerce Bancshares, Inc.	42,234	$ 2,772,662
Community Bank System, Inc.	22,710	1,437,089
CVB Financial Corp.	55,628	1,380,131
Glacier Bancorp, Inc.	25,461	1,207,361
Independent Bank Corp.	20,182	1,603,056
SouthState Corp.	36,910	2,847,606
Stock Yards Bancorp, Inc.	17,917	1,071,795
Wintrust Financial Corp.	18,607	1,491,351
		$ 13,811,051
Biotechnology — 1.3%
Neurocrine Biosciences, Inc.(1)	15,892	$ 1,549,152
		$ 1,549,152
Building Products — 5.6%
AAON, Inc.	37,062	$ 2,029,515
AZEK Co., Inc. (The)(1)	120,119	2,010,792
CSW Industrials, Inc.	15,951	1,643,432
Hayward Holdings, Inc.(1)	75,300	1,083,567
		$ 6,767,306
Capital Markets — 0.8%
Cohen & Steers, Inc.	15,493	$ 985,200
		$ 985,200
Chemicals — 3.5%
Quaker Chemical Corp.	9,662	$ 1,444,662
Security	Shares	Value
Chemicals (continued)
Valvoline, Inc.	96,104	$ 2,770,679
		$ 4,215,341
Commercial Services & Supplies — 1.8%
MillerKnoll, Inc.	81,317	$ 2,136,198
		$ 2,136,198
Diversified Consumer Services — 2.3%
Bright Horizons Family Solutions, Inc.(1)	7,429	$ 627,899
Terminix Global Holdings, Inc.(1)	51,543	2,095,223
		$ 2,723,122
Electronic Equipment, Instruments & Components — 1.1%
National Instruments Corp.	41,657	$ 1,300,948
		$ 1,300,948
Equity Real Estate Investment Trusts (REITs) — 6.9%
CubeSmart	45,373	$ 1,938,335
EastGroup Properties, Inc.	10,203	1,574,629
Essential Properties Realty Trust, Inc.	91,215	1,960,210
Rexford Industrial Realty, Inc.	20,699	1,192,056
STORE Capital Corp.	62,040	1,618,003
		$ 8,283,233
Food & Staples Retailing — 4.2%
Chefs' Warehouse, Inc. (The)(1)	26,084	$ 1,014,407
Performance Food Group Co.(1)	87,511	4,023,756
		$ 5,038,163
Food Products — 0.9%
J&J Snack Foods Corp.	7,358	$ 1,027,618
		$ 1,027,618
Gas Utilities — 2.4%
ONE Gas, Inc.	36,086	$ 2,929,822
		$ 2,929,822
Health Care Equipment & Supplies — 5.4%
Envista Holdings Corp.(1)	59,325	$ 2,286,386
ICU Medical, Inc.(1)	9,532	1,566,965
Integra LifeSciences Holdings Corp.(1)	36,697	1,982,739
Tandem Diabetes Care, Inc.(1)	12,518	740,940
		$ 6,577,030

6
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 10.3%
Addus HomeCare Corp.(1)	27,753	$ 2,311,270
Agiliti, Inc.(1)	111,397	2,284,753
Chemed Corp.	6,219	2,919,136
R1 RCM, Inc.(1)	131,167	2,749,260
U.S. Physical Therapy, Inc.	20,252	2,211,518
		$ 12,475,937
Hotels, Restaurants & Leisure — 1.9%
Texas Roadhouse, Inc.	16,491	$ 1,207,141
Wyndham Hotels & Resorts, Inc.	16,691	1,096,933
		$ 2,304,074
Insurance — 6.5%
RLI Corp.	20,817	$ 2,427,054
Ryan Specialty Holdings, Inc., Class A(1)	62,286	2,440,988
Selective Insurance Group, Inc.	33,700	2,929,878
		$ 7,797,920
Interactive Media & Services — 1.4%
CarGurus, Inc.(1)	80,131	$ 1,722,015
		$ 1,722,015
IT Services — 0.8%
Euronet Worldwide, Inc.(1)	9,498	$ 955,404
		$ 955,404
Machinery — 2.5%
Chart Industries, Inc.(1)	8,182	$ 1,369,503
Middleby Corp.(1)	13,458	1,687,095
		$ 3,056,598
Oil, Gas & Consumable Fuels — 0.5%
Archaea Energy, Inc.(1)	37,133	$ 576,675
		$ 576,675
Professional Services — 2.7%
CBIZ, Inc.(1)	80,918	$ 3,233,483
		$ 3,233,483
Road & Rail — 1.6%
Landstar System, Inc.	13,588	$ 1,975,967
		$ 1,975,967
Semiconductors & Semiconductor Equipment — 1.6%
Ambarella, Inc.(1)	12,260	$ 802,540
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc.(1)	8,474	$ 1,188,224
		$ 1,990,764
Software — 7.0%
ACI Worldwide, Inc.(1)	37,616	$ 973,878
Altair Engineering, Inc., Class A(1)	47,124	2,474,010
Clearwater Analytics Holdings, Inc., Class A(1)	57,162	688,230
Envestnet, Inc.(1)	30,656	1,617,717
nCino, Inc.(1)	30,937	956,572
Sps Commerce, Inc.(1)	15,092	1,706,151
		$ 8,416,558
Specialty Retail — 1.4%
Five Below, Inc.(1)	4,879	$ 553,425
National Vision Holdings, Inc.(1)	42,914	1,180,135
		$ 1,733,560
Trading Companies & Distributors — 2.9%
Core & Main, Inc., Class A(1)	85,914	$ 1,915,882
Herc Holdings, Inc.	18,137	1,635,051
		$ 3,550,933
Total Common Stocks (identified cost $108,380,014)		$117,769,950

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(2)	2,904,334	$ 2,904,334
Total Short-Term Investments (identified cost $2,904,334)		$ 2,904,334
Total Investments — 99.9% (identified cost $111,284,348)		$120,674,284
Other Assets, Less Liabilities — 0.1%		$ 150,756
Net Assets — 100.0%		$120,825,040
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

7
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Unaffiliated investments, at value (identified cost $108,380,014)	$ 117,769,950
Affiliated investment, at value (identified cost $2,904,334)	2,904,334
Dividends receivable	147,044
Dividends receivable from affiliated investment	2,964
Receivable for Fund shares sold	186,509
Receivable from affiliate	51,752
Total assets	$121,062,553
Liabilities
Payable for Fund shares redeemed	$ 78,007
Payable to affiliate:
Investment adviser fee	74,436
Administration fee	14,978
Distribution and service fees	7,120
Trustees' fees	1,865
Accrued expenses	61,107
Total liabilities	$ 237,513
Net Assets	$120,825,040
Sources of Net Assets
Paid-in capital	$ 108,912,865
Distributable earnings	11,912,175
Net Assets	$120,825,040
Class A Shares
Net Assets	$ 22,562,175
Shares Outstanding	1,777,213
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.70
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 13.40
Class C Shares
Net Assets	$ 2,653,964
Shares Outstanding	275,340
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.64
Class I Shares
Net Assets	$ 95,168,250
Shares Outstanding	6,530,804
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.57
Class R Shares
Net Assets	$ 440,651
Shares Outstanding	36,865
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.95
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income	$ 710,432
Dividend income from affiliated investments	4,832
Total investment income	$ 715,264
Expenses
Investment adviser fee	$ 510,107
Administration fee	102,021
Distribution and service fees:
Class A	31,850
Class C	14,596
Class R	1,111
Trustees’ fees and expenses	3,924
Custodian fee	23,386
Transfer and dividend disbursing agent fees	61,691
Legal and accounting services	15,102
Printing and postage	18,461
Registration fees	30,358
Miscellaneous	8,666
Total expenses	$ 821,273
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 120,730
Total expense reductions	$ 120,730
Net expenses	$ 700,543
Net investment income	$ 14,721
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 1,899,634
Investment transactions - affiliated investment	494
Net realized gain	$ 1,900,128
Change in unrealized appreciation (depreciation):
Investments	$ (29,913,924)
Net change in unrealized appreciation (depreciation)	$(29,913,924)
Net realized and unrealized loss	$(28,013,796)
Net decrease in net assets from operations	$(27,999,075)
9
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ 14,721	$ (95,977)
Net realized gain	1,900,128	18,348,401
Net change in unrealized appreciation (depreciation)	(29,913,924)	6,733,999
Net increase (decrease) in net assets from operations	$ (27,999,075)	$ 24,986,423
Distributions to shareholders:
Class A	$ —	$ (3,568,657)
Class C	—	(485,866)
Class I	—	(12,370,274)
Class R	—	(56,381)
Total distributions to shareholders	$ —	$ (16,481,178)
Transactions in shares of beneficial interest:
Class A	$ (1,041,288)	$ 359,461
Class C	11,618	(402,915)
Class I	6,133,829	21,857,792
Class R	76,695	(161,144)
Net increase in net assets from Fund share transactions	$ 5,180,854	$ 21,653,194
Net increase (decrease) in net assets	$ (22,818,221)	$ 30,158,439
Net Assets
At beginning of period	$ 143,643,261	$ 113,484,822
At end of period	$120,825,040	$143,643,261
10
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2022
Financial Highlights

	Class A
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 15.590	$ 14.690	$ 13.190	$ 11.100	$ 13.150	$ 12.740
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.011)	$ (0.041)	$ 0.001	$ (0.008)	$ (0.026)	$ (0.057)
Net realized and unrealized gain (loss)	(2.879)	3.103	1.654	3.046	(0.660)	1.916
Total income (loss) from operations	$ (2.890)	$ 3.062	$ 1.655	$ 3.038	$ (0.686)	$ 1.859
Less Distributions
From net realized gain	$ —	$ (2.162)	$ (0.155)	$ (0.948)	$ (1.364)	$ (1.449)
Total distributions	$ —	$ (2.162)	$ (0.155)	$ (0.948)	$ (1.364)	$ (1.449)
Net asset value — End of period	$12.700	$15.590	$14.690	$13.190	$11.100	$13.150
Total Return(2)(3)	(18.54)% (4)	21.18%	12.73%	27.54%	(5.81)%	14.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 22,562	$ 28,882	$ 26,683	$ 24,530	$ 19,329	$ 24,865
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.21% (5)(6)	1.21%	1.21%	1.21%	1.35%	1.42%
Net investment income (loss)	(0.16)% (6)	(0.25)%	0.01%	(0.06)%	(0.19)%	(0.43)%
Portfolio Turnover	32% (4)	55%	71%	54%	44%	50%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator reimbursed certain operating expenses (equal to 0.18%, 0.17%, 0.25%, 0.29%, 0.17% and 0.10% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$11.880	$ 11.630	$ 10.550	$ 9.100	$11.110	$ 11.040
Income (Loss) From Operations
Net investment loss(1)	$ (0.048)	$ (0.131)	$ (0.074)	$ (0.092)	$ (0.108)	$ (0.133)
Net realized and unrealized gain (loss)	(2.192)	2.440	1.309	2.490	(0.538)	1.652
Total income (loss) from operations	$ (2.240)	$ 2.309	$ 1.235	$ 2.398	$ (0.646)	$ 1.519
Less Distributions
From net realized gain	$ —	$ (2.059)	$ (0.155)	$ (0.948)	$ (1.364)	$ (1.449)
Total distributions	$ —	$ (2.059)	$ (0.155)	$ (0.948)	$ (1.364)	$ (1.449)
Net asset value — End of period	$ 9.640	$11.880	$11.630	$10.550	$ 9.100	$11.110
Total Return(2)(3)	(18.86)% (4)	20.25%	11.93%	26.54%	(6.52)%	14.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,654	$ 3,254	$ 3,517	$ 4,564	$ 7,356	$ 9,565
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.96% (5)(6)	1.96%	1.96%	1.96%	2.10%	2.17%
Net investment loss	(0.91)% (6)	(1.01)%	(0.76)%	(0.87)%	(0.94)%	(1.17)%
Portfolio Turnover	32% (4)	55%	71%	54%	44%	50%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator reimbursed certain operating expenses (equal to 0.18%, 0.17%, 0.25%, 0.29%, 0.17% and 0.10% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
12
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 17.870	$ 16.570	$ 14.830	$ 12.360	$ 14.450	$ 13.840
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.007	$ 0.003	$ 0.037	$ 0.029	$ 0.010	$ (0.022)
Net realized and unrealized gain (loss)	(3.307)	3.502	1.873	3.389	(0.736)	2.081
Total income (loss) from operations	$ (3.300)	$ 3.505	$ 1.910	$ 3.418	$ (0.726)	$ 2.059
Less Distributions
From net investment income	$ —	$ (0.017)	$ (0.015)	$ —	$ —	$ —
From net realized gain	—	(2.188)	(0.155)	(0.948)	(1.364)	(1.449)
Total distributions	$ —	$ (2.205)	$ (0.170)	$ (0.948)	$ (1.364)	$ (1.449)
Net asset value — End of period	$14.570	$ 17.870	$16.570	$14.830	$12.360	$14.450
Total Return(2)(3)	(18.47)% (4)	21.46%	13.05%	27.81%	(5.57)%	15.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 95,168	$111,052	$ 82,716	$ 57,202	$ 35,097	$ 45,587
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.96% (5)(6)	0.96%	0.96%	0.96%	1.10%	1.16%
Net investment income (loss)	0.09% (6)	0.01%	0.27%	0.20%	0.07%	(0.15)%
Portfolio Turnover	32% (4)	55%	71%	54%	44%	50%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator reimbursed certain operating expenses (equal to 0.18%, 0.17%, 0.25%, 0.29%, 0.17% and 0.10% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
13
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2022
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 14.690	$ 13.930	$ 12.540	$ 10.620	$ 12.670	$ 12.350
Income (Loss) From Operations
Net investment loss(1)	$ (0.026)	$ (0.082)	$ (0.029)	$ (0.042)	$ (0.053)	$ (0.084)
Net realized and unrealized gain (loss)	(2.714)	2.936	1.574	2.910	(0.633)	1.853
Total income (loss) from operations	$ (2.740)	$ 2.854	$ 1.545	$ 2.868	$ (0.686)	$ 1.769
Less Distributions
From net realized gain	$ —	$ (2.094)	$ (0.155)	$ (0.948)	$ (1.364)	$ (1.449)
Total distributions	$ —	$ (2.094)	$ (0.155)	$ (0.948)	$ (1.364)	$ (1.449)
Net asset value — End of period	$11.950	$14.690	$13.930	$12.540	$10.620	$12.670
Total Return(2)(3)	(18.65)% (4)	20.82%	12.51%	27.18%	(6.04)%	14.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 441	$ 455	$ 569	$ 595	$ 799	$ 722
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.46% (5)(6)	1.46%	1.46%	1.46%	1.60%	1.66%
Net investment loss	(0.39)% (6)	(0.53)%	(0.25)%	(0.34)%	(0.40)%	(0.66)%
Portfolio Turnover	32% (4)	55%	71%	54%	44%	50%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator reimbursed certain operating expenses (equal to 0.18%, 0.17%, 0.25%, 0.29%, 0.17% and 0.10% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
14
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business,
15

Eaton Vance
Small-Cap Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$113,307,543
Gross unrealized appreciation	$ 15,278,173
Gross unrealized depreciation	(7,911,432)
Net unrealized appreciation	$ 7,366,741
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.7500%
$500 million but less than $1 billion	0.6875%
$1 billion but less than $1.5 billion	0.6250%
$1.5 billion but less than $2 billion	0.5625%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%
For the six months ended June 30, 2022, the Fund’s investment adviser fee amounted to $510,107 or 0.75% (annualized) of the Fund’s average daily net assets. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment adviser fee paid was reduced by $663 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
The administration fee is earned by EVM, an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the administration fee amounted to $102,021.
16

Eaton Vance
Small-Cap Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

EVM has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.21%, 1.96%, 0.96% and 1.46% of the Fund's average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2023. Pursuant to this agreement, EVM was allocated $120,067 of the Fund's operating expenses for the six months ended June 30, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, EVM earned $7,521 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,146 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2022. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2022 amounted to $31,850 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2022, the Fund paid or accrued to EVD $10,947 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2022, the Fund paid or accrued to EVD $555 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2022 amounted to $3,649 and $556 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2022, the Fund was informed that EVD received approximately $200 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $47,778,461 and $43,551,964, respectively, for the six months ended June 30, 2022.
17

Eaton Vance
Small-Cap Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	37,820	$ 526,230	124,193	$ 2,045,106
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	227,276	3,463,684
Redemptions	(118,112)	(1,624,393)	(334,602)	(5,468,835)
Converted from Class C shares	4,378	56,875	20,068	319,506
Net increase (decrease)	(75,914)	$ (1,041,288)	36,935	$ 359,461
Class C
Sales	15,606	$ 161,246	61,246	$ 801,257
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	41,811	485,842
Redemptions	(8,475)	(92,753)	(106,034)	(1,370,508)
Converted to Class A shares	(5,761)	(56,875)	(25,459)	(319,506)
Net increase (decrease)	1,370	$ 11,618	(28,436)	$ (402,915)
Class I
Sales	2,004,530	$ 32,964,989	2,046,359	$ 37,317,290
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	693,653	12,118,112
Redemptions	(1,688,926)	(26,831,160)	(1,516,312)	(27,577,610)
Net increase	315,604	$ 6,133,829	1,223,700	$ 21,857,792
Class R
Sales	6,156	$ 79,820	15,360	$ 240,208
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	3,923	56,381
Redemptions	(257)	(3,125)	(29,146)	(457,733)
Net increase (decrease)	5,899	$ 76,695	(9,863)	$ (161,144)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2022.
18

Eaton Vance
Small-Cap Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

9  Investments in Affiliated Funds
At June 30, 2022, the value of the Fund's investment in affiliated funds was $2,904,334, which represents 2.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$1,936,619	$26,277,916	$(28,215,029)	$ 494	$ —	$ —	$ 915	—
Liquidity Fund	—	17,148,818	(14,244,484)	—	—	2,904,334	3,917	2,904,334
Total				$ 494	$ —	$2,904,334	$4,832
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 117,769,950*	$ —	$ —	$ 117,769,950
Short-Term Investments	2,904,334	—	—	2,904,334
Total Investments	$120,674,284	$ —	$ —	$120,674,284
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
19

Eaton Vance
Small-Cap Fund
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
20

Eaton Vance
Small-Cap Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Small-Cap Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
21

Eaton Vance
Small-Cap Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
22

Eaton Vance
Small-Cap Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
23

Eaton Vance
Small-Cap Fund
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
24

Eaton Vance
Small-Cap Fund
June 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
25

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
26

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
28

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7699    6.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 22, 2022